Quarterly Holdings Report
for

Strategic Advisers® Income Opportunities Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

November 30, 2020

SRQ-QTLY-0121
1.912885.110

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 42.8%
		Principal Amount(a)	Value
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp.:
2.375% 3/15/24		$2,959,000	$2,803,653
3.375% 8/15/26		1,890,000	1,884,141
			4,687,794
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Mesquite Energy, Inc.:
15% 7/15/23 (b)(c)		533,000	533,000
15% 7/31/23 (b)(c)		305,479	305,479
			838,479

TOTAL CONVERTIBLE BONDS			5,526,273

Nonconvertible Bonds - 42.7%
COMMUNICATION SERVICES - 8.7%
Diversified Telecommunication Services - 2.6%
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (d)		16,265,000	17,539,851
7.5% 10/15/26 (d)		5,160,000	5,488,950
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)		1,727,000	1,746,170
5.625% 9/15/28 (d)		1,735,000	1,819,061
Century Telephone Enterprises, Inc. 6.875% 1/15/28		613,000	703,418
CenturyLink, Inc.:
4.5% 1/15/29 (d)		6,910,000	7,048,200
5.125% 12/15/26 (d)		5,780,000	6,010,275
5.625% 4/1/25		860,000	922,350
5.8% 3/15/22		2,218,000	2,306,720
6.45% 6/15/21		4,510,000	4,622,750
6.75% 12/1/23		836,000	927,166
7.6% 9/15/39		3,525,000	4,152,662
7.65% 3/15/42		1,587,000	1,876,628
Connect Finco SARL / Connect U.S. Finco LLC 6.75% 10/1/26 (d)		1,515,000	1,569,995
Consolidated Communications, Inc. 6.5% 10/1/28 (d)		1,745,000	1,891,458
Embarq Corp. 7.995% 6/1/36		3,322,000	3,990,386
Frontier Communications Corp.:
5% 5/1/28 (d)		3,815,000	3,872,225
5.875% 10/15/27 (d)		3,934,000	4,135,618
6.75% 5/1/29 (d)		3,265,000	3,379,275
Level 3 Financing, Inc.:
3.625% 1/15/29 (d)		2,870,000	2,873,530
4.25% 7/1/28 (d)		5,915,000	6,107,238
4.625% 9/15/27 (d)		5,470,000	5,705,757
5.375% 5/1/25		2,495,000	2,561,242
Qwest Corp. 6.75% 12/1/21		500,000	526,440
Sable International Finance Ltd. 5.75% 9/7/27 (d)		3,255,000	3,495,056
SFR Group SA:
5.125% 1/15/29 (d)		5,092,000	5,263,804
5.5% 1/15/28 (d)		1,775,000	1,854,875
7.375% 5/1/26 (d)		9,870,000	10,363,500
8.125% 2/1/27 (d)		6,835,000	7,535,588
Sprint Capital Corp.:
6.875% 11/15/28		10,137,000	13,164,922
8.75% 3/15/32		4,249,000	6,524,892
Telecom Italia Capital SA:
6% 9/30/34		1,607,000	1,901,033
6.375% 11/15/33		47,000	56,165
7.2% 7/18/36		263,000	336,640
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)		2,600,000	2,783,300
Virgin Media Finance PLC 5% 7/15/30 (d)		3,445,000	3,617,250
Windstream Escrow LLC 7.75% 8/15/28 (d)		3,360,000	3,385,906
Zayo Group Holdings, Inc.:
4% 3/1/27 (d)		3,145,000	3,128,929
6.125% 3/1/28 (d)		6,328,000	6,691,860
			161,881,085
Entertainment - 0.3%
AMC Entertainment Holdings, Inc.:
10.5% 4/24/26 (d)		643,000	482,250
12% 6/15/26 pay-in-kind(d)(e)		3,753,000	966,398
Live Nation Entertainment, Inc. 4.75% 10/15/27 (d)		270,000	266,288
National CineMedia LLC:
5.75% 8/15/26		625,000	387,500
5.875% 4/15/28 (d)		475,000	371,094
Netflix, Inc.:
3.625% 6/15/25 (d)		775,000	821,500
3.875% 11/15/29 (d)	EUR	725,000	999,944
4.875% 4/15/28		715,000	818,675
4.875% 6/15/30 (d)		510,000	589,688
5.375% 11/15/29 (d)		5,980,000	7,140,419
5.875% 11/15/28		3,290,000	3,973,267
6.375% 5/15/29		4,075,000	5,113,269
			21,930,292
Interactive Media & Services - 0.0%
ANGI Homeservices, Inc. 3.875% 8/15/28 (d)		305,000	301,569
Media - 4.5%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (d)		1,494,000	1,527,615
Altice Financing SA:
5% 1/15/28 (d)		3,300,000	3,370,521
7.5% 5/15/26 (d)		7,995,000	8,434,725
Altice France Holding SA:
6% 2/15/28 (d)		9,560,000	9,702,922
10.5% 5/15/27 (d)		3,065,000	3,454,868
AMC Networks, Inc.:
4.75% 8/1/25		375,000	386,059
5% 4/1/24		1,750,000	1,780,625
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)		13,725,000	14,238,315
4.5% 8/15/30 (d)		6,965,000	7,339,369
4.5% 5/1/32 (d)		17,229,000	18,209,330
4.75% 3/1/30 (d)		2,831,000	2,998,029
5% 2/1/28 (d)		11,253,000	11,829,716
5.125% 5/1/27 (d)		5,955,000	6,265,345
5.375% 6/1/29 (d)		3,015,000	3,293,888
5.5% 5/1/26 (d)		5,705,000	5,941,758
5.75% 2/15/26 (d)		1,190,000	1,233,566
5.875% 5/1/27 (d)		630,000	657,878
Clear Channel International BV 6.625% 8/1/25 (d)		200,000	208,500
Clear Channel Worldwide Holdings, Inc.:
5.125% 8/15/27 (d)		4,215,000	4,257,150
9.25% 2/15/24		13,019,000	13,002,726
CSC Holdings LLC:
3.375% 2/15/31 (d)		1,067,000	1,037,658
4.125% 12/1/30 (d)		4,232,000	4,379,274
4.625% 12/1/30 (d)		16,687,000	17,082,482
5.5% 5/15/26 (d)		5,190,000	5,397,600
5.5% 4/15/27 (d)		3,510,000	3,704,805
5.75% 1/15/30 (d)		1,590,000	1,715,594
6.5% 2/1/29 (d)		2,635,000	2,945,429
6.75% 11/15/21		2,000,000	2,092,190
7.5% 4/1/28 (d)		5,160,000	5,752,703
Diamond Sports Group LLC/Diamond Sports Finance Co.:
5.375% 8/15/26 (d)		6,020,000	4,665,500
6.625% 8/15/27 (d)		14,860,000	8,521,467
DISH DBS Corp.:
5% 3/15/23		926,000	963,040
5.875% 7/15/22		2,475,000	2,599,443
5.875% 11/15/24		3,175,000	3,376,724
6.75% 6/1/21		2,647,000	2,704,572
7.375% 7/1/28		2,825,000	3,065,125
7.75% 7/1/26		3,439,000	3,912,619
Dolya Holdco 18 DAC 5% 7/15/28 (d)		3,737,000	3,849,110
Entercom Media Corp. 6.5% 5/1/27 (d)		700,000	678,125
Gray Television, Inc.:
4.75% 10/15/30 (d)		2,225,000	2,255,594
5.875% 7/15/26 (d)		500,000	522,500
7% 5/15/27 (d)		2,175,000	2,397,938
iHeartCommunications, Inc.:
5.25% 8/15/27 (d)		1,925,000	1,973,125
6.375% 5/1/26		335,000	354,681
8.375% 5/1/27		7,050,000	7,490,625
LCPR Senior Secured Financing DAC 6.75% 10/15/27 (d)		345,000	375,050
MDC Partners, Inc. 6.5% 5/1/24 (d)		3,345,000	3,294,825
Meredith Corp. 6.875% 2/1/26		1,400,000	1,393,000
Nexstar Broadcasting, Inc.:
4.75% 11/1/28 (d)		2,350,000	2,418,268
5.625% 7/15/27 (d)		2,118,000	2,258,318
Outfront Media Capital LLC / Corp.:
5% 8/15/27 (d)		100,000	102,370
6.25% 6/15/25 (d)		655,000	695,938
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)		3,882,000	4,037,280
6.5% 9/15/28 (d)		5,640,000	5,991,936
Scripps Escrow, Inc. 5.875% 7/15/27 (d)		200,000	201,500
Sinclair Television Group, Inc.:
5.125% 2/15/27 (d)		420,000	412,650
5.875% 3/15/26 (d)		925,000	938,875
Sirius XM Radio, Inc.:
4.125% 7/1/30 (d)		6,380,000	6,684,645
4.625% 7/15/24 (d)		1,010,000	1,046,047
5% 8/1/27 (d)		935,000	983,826
5.375% 7/15/26 (d)		2,125,000	2,210,000
5.5% 7/1/29 (d)		5,895,000	6,455,025
Tegna, Inc.:
4.75% 3/15/26 (d)		1,115,000	1,183,294
5% 9/15/29		230,000	241,930
Townsquare Media, Inc. 6.5% 4/1/23 (d)		1,545,000	1,498,650
Univision Communications, Inc.:
5.125% 2/15/25 (d)		2,825,000	2,842,656
6.625% 6/1/27 (d)		7,100,000	7,579,250
9.5% 5/1/25 (d)		540,000	598,050
Videotron Ltd.:
5% 7/15/22		385,000	405,694
5.125% 4/15/27 (d)		440,000	465,850
Virgin Media Secured Finance PLC:
4.5% 8/15/30 (d)		2,450,000	2,572,500
5.5% 8/15/26 (d)		1,810,000	1,893,495
5.5% 5/15/29 (d)		1,110,000	1,204,350
VTR Finance BV 6.375% 7/15/28 (d)		660,000	722,700
Ziggo Bond Co. BV:
5.125% 2/28/30 (d)		1,485,000	1,574,100
6% 1/15/27 (d)		3,325,000	3,499,563
Ziggo BV:
4.875% 1/15/30 (d)		835,000	878,838
5.5% 1/15/27 (d)		3,352,000	3,506,862
			281,738,163
Wireless Telecommunication Services - 1.3%
Digicel Group 0.5 Ltd. 10% 4/1/24 pay-in-kind (f)		2,053,293	1,627,876
Digicel Group Ltd. 6.75% 3/1/23 (d)		6,725,000	4,287,188
Digicel International Finance Ltd. / Digicel Holdings Bermuda Ltd.:
8.75% 5/25/24 (d)		5,075,000	5,171,742
8.75% 5/25/24 (d)		3,810,000	3,886,200
13% 12/31/25 pay-in-kind (d)(f)		2,820,000	2,680,763
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (g)		3,685,000	2,478,163
8% 2/15/24 (d)		4,335,000	4,432,538
8.5% 10/15/24 (d)(g)		7,200,000	5,076,720
9.5% 9/30/22 (d)		3,605,000	3,980,713
Millicom International Cellular SA:
4.5% 4/27/31 (d)		200,000	215,368
5.125% 1/15/28 (d)		4,151,000	4,436,589
6.25% 3/25/29 (d)		2,495,000	2,825,637
6.625% 10/15/26 (d)		2,740,000	2,969,475
Sprint Communications, Inc.:
6% 11/15/22		500,000	538,125
11.5% 11/15/21		195,000	212,794
Sprint Corp.:
7.125% 6/15/24		12,605,000	14,669,069
7.25% 9/15/21		1,921,000	2,000,241
7.625% 2/15/25		2,050,000	2,454,875
7.625% 3/1/26		1,000,000	1,243,485
7.875% 9/15/23		4,150,000	4,782,875
T-Mobile U.S.A., Inc.:
3.875% 4/15/30 (d)		2,310,000	2,649,316
6% 3/1/23		1,525,000	1,527,943
6% 4/15/24		400,000	407,056
6.5% 1/15/26		4,500,000	4,675,410
Telesat Canada/Telesat LLC 6.5% 10/15/27 (d)		1,165,000	1,199,950
			80,430,111
TOTAL COMMUNICATION SERVICES			546,281,220
CONSUMER DISCRETIONARY - 6.5%
Auto Components - 0.5%
Adient Global Holdings Ltd. 4.875% 8/15/26 (d)		4,415,000	4,452,307
Allison Transmission, Inc.:
4.75% 10/1/27 (d)		675,000	714,150
5.875% 6/1/29 (d)		1,741,000	1,941,215
American Axle & Manufacturing, Inc.:
6.25% 4/1/25		925,000	957,292
6.25% 3/15/26		1,000,000	1,022,500
6.5% 4/1/27		2,930,000	3,061,850
6.875% 7/1/28		550,000	583,000
Cooper Standard Auto, Inc. 5.625% 11/15/26 (d)		800,000	645,280
Dana Financing Luxembourg SARL:
5.75% 4/15/25 (d)		1,115,000	1,162,388
6.5% 6/1/26 (d)		765,000	803,250
Dana, Inc.:
5.375% 11/15/27		2,570,000	2,733,838
5.625% 6/15/28		3,140,000	3,388,782
Panther BF Aggregator 2 LP / Panther Finance Co., Inc.:
6.25% 5/15/26 (d)		125,000	132,813
8.5% 5/15/27 (d)		5,620,000	6,048,525
Patrick Industries, Inc. 7.5% 10/15/27 (d)		325,000	352,625
Tenneco, Inc.:
5% 7/15/24 (Reg. S)	EUR	275,000	329,477
5% 7/15/26		700,000	629,580
7.875% 1/15/29 (d)		1,505,000	1,659,263
Tenneco, Inc. 5.375% 12/15/24		485,000	439,536
The Goodyear Tire & Rubber Co. 9.5% 5/31/25		490,000	551,854
			31,609,525
Automobiles - 0.4%
Ford Motor Co.:
4.75% 1/15/43		2,415,000	2,375,273
5.291% 12/8/46		5,650,000	5,664,125
8.5% 4/21/23		715,000	801,479
9% 4/22/25		7,310,000	8,883,331
9.625% 4/22/30		1,270,000	1,767,954
PM General Purchaser LLC 9.5% 10/1/28 (d)		1,025,000	1,117,250
Tesla, Inc. 5.3% 8/15/25 (d)		3,250,000	3,383,088
			23,992,500
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.875% 5/15/26 (d)		1,770,000	1,843,013
Diversified Consumer Services - 0.4%
Frontdoor, Inc. 6.75% 8/15/26 (d)		860,000	920,200
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		5,370,000	5,484,113
Laureate Education, Inc. 8.25% 5/1/25 (d)		11,120,000	11,787,200
Service Corp. International:
3.375% 8/15/30		1,540,000	1,578,500
5.125% 6/1/29		735,000	816,769
Sotheby's 7.375% 10/15/27 (d)(h)		3,760,000	3,948,000
			24,534,782
Hotels, Restaurants & Leisure - 3.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4% 10/15/30 (d)		9,709,000	9,709,000
4.25% 5/15/24 (d)		403,000	411,189
5.75% 4/15/25 (d)		675,000	720,671
Aramark Services, Inc.:
4.75% 6/1/26		2,450,000	2,503,900
5% 2/1/28 (d)		11,930,000	12,529,483
6.375% 5/1/25 (d)		6,985,000	7,439,025
Boyd Gaming Corp.:
4.75% 12/1/27		1,975,000	2,006,995
6% 8/15/26		2,065,000	2,150,181
6.375% 4/1/26		2,055,000	2,134,631
8.625% 6/1/25 (d)		1,684,000	1,870,823
Brinker International, Inc.:
3.875% 5/15/23		650,000	643,500
5% 10/1/24 (d)		2,315,000	2,376,417
Caesars Entertainment, Inc.:
6.25% 7/1/25 (d)		4,364,000	4,654,162
8.125% 7/1/27 (d)		7,974,000	8,770,961
Caesars Resort Collection LLC:
5.25% 10/15/25 (d)		11,230,000	11,230,000
5.75% 7/1/25 (d)		895,000	947,581
Carnival Corp. 7.625% 3/1/26 (d)		1,500,000	1,582,500
CCM Merger, Inc. 6.375% 5/1/26 (d)		450,000	470,295
CEC Entertainment, Inc. 8% 2/15/22 (g)		875,000	8,750
Cedar Fair LP 5.25% 7/15/29		2,620,000	2,685,500
Cedar Fair LP/Canada's Wonderland Co.:
5.375% 4/15/27		1,130,000	1,135,650
5.5% 5/1/25 (d)		2,070,000	2,173,666
Churchill Downs, Inc. 5.5% 4/1/27 (d)		710,000	747,275
Dave & Buster's, Inc. 7.625% 11/1/25 (d)		1,570,000	1,628,875
Golden Entertainment, Inc. 7.625% 4/15/26 (d)		5,246,000	5,429,610
Golden Nugget, Inc.:
6.75% 10/15/24 (d)		4,455,000	4,354,763
8.75% 10/1/25 (d)		4,750,000	4,785,625
Hilton Domestic Operating Co., Inc.:
4% 5/1/31 (d)(h)		1,775,000	1,865,969
4.25% 9/1/24		670,000	677,122
4.875% 1/15/30		1,732,000	1,867,304
5.125% 5/1/26		2,955,000	3,056,179
5.375% 5/1/25 (d)		380,000	402,348
5.75% 5/1/28 (d)		420,000	452,025
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		655,000	670,144
4.875% 4/1/27		2,425,000	2,527,796
International Game Technology PLC:
5.25% 1/15/29 (d)		2,450,000	2,591,794
6.25% 2/15/22 (d)		655,000	671,375
6.25% 1/15/27 (d)		4,881,000	5,431,333
Jacobs Entertainment, Inc. 7.875% 2/1/24 (d)		2,745,000	2,786,175
LHMC Finco SARL 7.875% 12/20/23 (d)		1,565,000	1,557,175
LTF Merger Sub, Inc. 8.5% 6/15/23 (d)		370,000	352,425
Marriott International, Inc. 5.75% 5/1/25		645,000	747,682
Marriott Ownership Resorts, Inc.:
6.125% 9/15/25 (d)		820,000	873,390
6.5% 9/15/26		1,260,000	1,323,000
MCE Finance Ltd.:
4.875% 6/6/25 (d)		215,000	219,612
5.375% 12/4/29 (d)		1,455,000	1,489,030
5.75% 7/21/28 (d)		1,575,000	1,654,538
Merlin Entertainments PLC 5.75% 6/15/26 (d)		200,000	209,000
MGM China Holdings Ltd.:
5.25% 6/18/25 (d)		715,000	732,652
5.375% 5/15/24 (d)		670,000	694,288
5.875% 5/15/26 (d)		665,000	696,588
MGM Mirage, Inc.:
4.625% 9/1/26		188,000	192,700
4.75% 10/15/28		3,323,000	3,460,074
5.5% 4/15/27		1,259,000	1,349,510
6% 3/15/23		905,000	968,151
6.75% 5/1/25		6,325,000	6,795,422
7.75% 3/15/22		250,000	266,925
Motion Bondco DAC 6.625% 11/15/27 (d)		600,000	601,500
NCL Corp. Ltd.:
3.625% 12/15/24 (d)		450,000	401,963
10.25% 2/1/26 (d)		970,000	1,100,950
12.25% 5/15/24 (d)		90,000	106,736
Peninsula Pacific Entertainment LLC 8.5% 11/15/27 (d)		3,280,000	3,489,100
Penn National Gaming, Inc. 5.625% 1/15/27 (d)		2,900,000	3,016,000
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		1,390,000	1,369,150
9.125% 6/15/23 (d)		520,000	562,900
11.5% 6/1/25 (d)		3,825,000	4,480,031
Scientific Games Corp.:
5% 10/15/25 (d)		4,920,000	5,061,450
7% 5/15/28 (d)		2,665,000	2,775,917
7.25% 11/15/29 (d)		1,654,000	1,755,613
8.25% 3/15/26 (d)		8,295,000	8,897,217
8.625% 7/1/25 (d)		3,015,000	3,256,170
SeaWorld Parks & Entertainment, Inc. 9.5% 8/1/25 (d)		1,035,000	1,122,975
Six Flags Entertainment Corp.:
4.875% 7/31/24 (d)		980,000	976,315
5.5% 4/15/27 (d)		1,975,000	1,999,688
Six Flags Theme Park, Inc. 7% 7/1/25 (d)		270,000	292,700
Stars Group Holdings BV 7% 7/15/26 (d)		4,130,000	4,367,475
Station Casinos LLC:
4.5% 2/15/28 (d)		5,569,000	5,485,465
5% 10/1/25 (d)		3,244,000	3,268,330
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (d)		5,040,000	5,266,800
Vail Resorts, Inc. 6.25% 5/15/25 (d)		605,000	647,350
Wyndham Destinations, Inc. 4.625% 3/1/30 (d)		250,000	258,515
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (d)		1,340,000	1,383,550
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (d)		5,810,000	5,868,100
Wynn Macau Ltd.:
4.875% 10/1/24 (d)		1,485,000	1,490,105
5.125% 12/15/29 (d)		375,000	375,938
5.5% 1/15/26 (d)		1,345,000	1,363,494
5.5% 10/1/27 (d)		1,795,000	1,809,023
5.625% 8/26/28 (d)		3,945,000	4,014,038
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.:
5.125% 10/1/29 (d)		2,118,000	2,155,595
7.75% 4/15/25 (d)		1,229,000	1,325,661
Yum! Brands, Inc.:
3.625% 3/15/31		47,000	47,000
5.35% 11/1/43		1,490,000	1,653,900
6.875% 11/15/37		1,360,000	1,713,600
7.75% 4/1/25 (d)		5,030,000	5,570,725
			231,013,793
Household Durables - 0.7%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
6.625% 1/15/28 (d)		1,500,000	1,548,750
6.75% 8/1/25 (d)		2,525,000	2,632,313
Beazer Homes U.S.A., Inc.:
5.875% 10/15/27		2,675,000	2,815,438
7.25% 10/15/29		7,175,000	8,036,000
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp.:
4.875% 2/15/30 (d)		2,379,000	2,350,737
6.25% 9/15/27 (d)		3,813,000	4,022,715
Brookfield Residential Properties, Inc. 6.375% 5/15/25 (d)		500,000	519,350
CD&R Smokey Buyer, Inc. 6.75% 7/15/25 (d)		170,000	182,325
Century Communities, Inc.:
5.875% 7/15/25		500,000	521,578
6.75% 6/1/27		1,300,000	1,394,250
KB Home:
4.8% 11/15/29		1,575,000	1,732,500
6.875% 6/15/27		1,550,000	1,829,000
M/I Homes, Inc.:
4.95% 2/1/28		1,660,000	1,747,150
5.625% 8/1/25		680,000	707,200
Meritage Homes Corp.:
5.125% 6/6/27		1,836,000	2,037,960
6% 6/1/25		1,000,000	1,137,500
New Home Co. LLC 7.25% 10/15/25 (d)		525,000	542,063
Newell Brands, Inc. 5.875% 4/1/36		270,000	324,000
Picasso Finance Sub, Inc. 6.125% 6/15/25 (d)		520,000	556,561
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.125% 7/15/23 (d)		34,000	34,414
STL Holding Co. LLC 7.5% 2/15/26 (d)		950,000	971,375
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (d)		910,000	962,325
Tempur Sealy International, Inc.:
5.5% 6/15/26		1,095,000	1,140,607
5.625% 10/15/23		751,000	764,293
TopBuild Corp. 5.625% 5/1/26 (d)		3,400,000	3,514,750
TRI Pointe Homes, Inc. 5.7% 6/15/28		180,000	204,572
			42,229,726
Internet & Direct Marketing Retail - 0.2%
Expedia, Inc.:
4.625% 8/1/27 (d)		240,000	264,134
6.25% 5/1/25 (d)		925,000	1,056,813
7% 5/1/25 (d)		780,000	854,096
Match Group Holdings II LLC 4.125% 8/1/30 (d)		350,000	362,250
Photo Holdings Merger Sub, Inc. 8.5% 10/1/26 (d)		175,000	175,875
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)		7,659,000	8,271,720
			10,984,888
Leisure Products - 0.1%
Cedar Fair LP/Magnum Management Corp. 5.375% 6/1/24		150,000	150,750
Mattel, Inc.:
5.45% 11/1/41		649,000	687,940
5.875% 12/15/27 (d)		714,000	787,185
6.2% 10/1/40		1,945,000	2,183,263
6.75% 12/31/25 (d)		2,729,000	2,870,089
			6,679,227
Specialty Retail - 0.4%
Academy Ltd. 6% 11/15/27 (d)		469,000	483,070
Adient U.S. LLC 9% 4/15/25 (d)		3,205,000	3,565,563
Caleres, Inc. 6.25% 8/15/23		1,500,000	1,496,250
Group 1 Automotive, Inc. 4% 8/15/28 (d)		545,000	557,688
Jaguar Land Rover PLC 7.75% 10/15/25 (d)		2,485,000	2,662,056
L Brands, Inc.:
5.25% 2/1/28		265,000	274,938
5.625% 10/15/23		1,975,000	2,109,991
6.625% 10/1/30 (d)		1,335,000	1,468,500
6.694% 1/15/27		465,000	496,388
6.75% 7/1/36		2,135,000	2,303,580
6.875% 7/1/25 (d)		90,000	97,313
6.875% 11/1/35		265,000	288,519
7.5% 6/15/29		745,000	821,638
9.375% 7/1/25 (d)		960,000	1,171,200
PetSmart, Inc. 5.875% 6/1/25 (d)		695,000	702,993
Sally Holdings LLC:
5.5% 11/1/23		1,000,000	1,005,000
5.625% 12/1/25		4,123,000	4,225,044
8.75% 4/30/25 (d)		200,000	221,500
Specialty Building Products Holdings LLC 6.375% 9/30/26 (d)		810,000	841,590
Staples, Inc.:
7.5% 4/15/26 (d)		1,095,000	1,103,213
10.75% 4/15/27 (d)		1,530,000	1,438,200
			27,334,234
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc. 5.375% 5/15/25 (d)		2,035,000	2,166,013
The William Carter Co.:
5.5% 5/15/25 (d)		1,975,000	2,093,500
5.625% 3/15/27 (d)		2,405,000	2,534,269
Wolverine World Wide, Inc.:
5% 9/1/26 (d)		1,275,000	1,278,188
6.375% 5/15/25 (d)		1,550,000	1,643,000
			9,714,970
TOTAL CONSUMER DISCRETIONARY			409,936,658
CONSUMER STAPLES - 1.8%
Food & Staples Retailing - 0.5%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 2/15/23 (d)		750,000	769,125
3.5% 3/15/29 (d)		5,730,000	5,715,675
4.875% 2/15/30 (d)		2,150,000	2,351,455
5.875% 2/15/28 (d)		1,010,000	1,090,800
7.5% 3/15/26 (d)		1,565,000	1,756,713
Cosan Luxembourg SA 7% 1/20/27 (d)		1,315,000	1,416,502
Iceland Bondco PLC 4.625% 3/15/25 (Reg. S)	GBP	1,055,000	1,406,473
New Albertsons, Inc.:
7.45% 8/1/29		615,000	713,400
8% 5/1/31		415,000	507,338
Performance Food Group, Inc.:
5.5% 10/15/27 (d)		6,220,000	6,616,525
6.875% 5/1/25 (d)		1,399,000	1,503,925
Rite Aid Corp. 8% 11/15/26 (d)		130,000	131,950
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (d)		25,000	26,188
Sigma Holdco BV 7.875% 5/15/26 (d)		905,000	905,000
U.S. Foods, Inc.:
5.875% 6/15/24 (d)		2,875,000	2,914,531
6.25% 4/15/25 (d)		2,890,000	3,073,645
United Natural Foods, Inc. 6.75% 10/15/28 (d)		890,000	923,375
			31,822,620
Food Products - 1.1%
B&G Foods, Inc.:
5.25% 4/1/25		2,985,000	3,096,676
5.25% 9/15/27		945,000	988,111
Chobani LLC/Finance Corp., Inc.:
4.625% 11/15/28 (d)		320,000	331,200
7.5% 4/15/25 (d)		2,660,000	2,779,700
Darling Ingredients, Inc. 5.25% 4/15/27 (d)		340,000	362,100
H.J. Heinz Finance Co. 7.125% 8/1/39 (d)		636,000	892,009
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (d)		7,185,000	7,409,531
6.75% 2/15/28 (d)		3,050,000	3,393,125
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (d)		8,400,000	9,442,440
6.5% 4/15/29 (d)		6,850,000	7,843,250
Kraft Foods Group, Inc.:
5% 6/4/42		2,142,000	2,451,775
6.5% 2/9/40		142,000	187,886
6.875% 1/26/39		690,000	958,720
Kraft Heinz Foods Co.:
4.375% 6/1/46		142,000	151,455
4.625% 1/30/29		95,000	108,954
4.625% 10/1/39 (d)		47,000	51,842
4.875% 10/1/49 (d)		142,000	159,936
5% 7/15/35		1,955,000	2,303,030
5.5% 6/1/50 (d)		111,000	137,266
Lamb Weston Holdings, Inc. 4.875% 5/15/28 (d)		185,000	205,350
Pilgrim's Pride Corp.:
5.75% 3/15/25 (d)		2,630,000	2,701,536
5.875% 9/30/27 (d)		5,365,000	5,767,375
Post Holdings, Inc.:
4.625% 4/15/30 (d)		4,004,000	4,180,176
5% 8/15/26 (d)		955,000	990,813
5.5% 12/15/29 (d)		8,389,000	9,102,065
5.625% 1/15/28 (d)		1,480,000	1,574,350
5.75% 3/1/27 (d)		1,070,000	1,126,175
TreeHouse Foods, Inc. 4% 9/1/28		1,325,000	1,345,140
			70,041,986
Household Products - 0.1%
Central Garden & Pet Co. 4.125% 10/15/30		47,000	49,499
Diamond BC BV 5.625% 8/15/25 (Reg. S)	EUR	520,000	626,485
Energizer Holdings, Inc.:
4.375% 3/31/29 (d)		670,000	683,702
7.75% 1/15/27 (d)		290,000	316,100
Spectrum Brands Holdings, Inc.:
5% 10/1/29 (d)		1,055,000	1,139,400
5.5% 7/15/30 (d)		610,000	664,900
5.75% 7/15/25		500,000	516,345
			3,996,431
Personal Products - 0.0%
Edgewell Personal Care Co. 5.5% 6/1/28 (d)		565,000	607,211
Prestige Brands, Inc. 6.375% 3/1/24 (d)		1,965,000	2,013,693
			2,620,904
Tobacco - 0.1%
Vector Group Ltd. 6.125% 2/1/25 (d)		5,540,000	5,609,250
TOTAL CONSUMER STAPLES			114,091,191
ENERGY - 5.1%
Energy Equipment & Services - 0.2%
Archrock Partners LP / Archrock Partners Finance Corp. 6.875% 4/1/27 (d)		865,000	898,692
DCP Midstream LLC 6.75% 9/15/37 (d)		1,350,000	1,404,000
Diamond Offshore Drilling, Inc. 7.875% 8/15/25 (g)		675,000	54,000
Exterran Energy Solutions LP 8.125% 5/1/25		1,660,000	1,353,249
Jonah Energy LLC 7.25% 10/15/25 (d)(g)		1,840,000	36,800
Nabors Industries Ltd.:
7.25% 1/15/26 (d)		850,000	476,000
7.5% 1/15/28 (d)		2,575,000	1,390,500
Nabors Industries, Inc. 5.75% 2/1/25		4,375,000	1,601,250
NuStar Logistics LP 5.75% 10/1/25		605,000	636,763
Precision Drilling Corp.:
5.25% 11/15/24		500,000	325,000
7.125% 1/15/26 (d)		1,000,000	660,000
Transocean, Inc.:
7.5% 1/15/26 (d)		1,676,000	469,280
8% 2/1/27 (d)		675,000	249,750
U.S.A. Compression Partners LP:
6.875% 4/1/26		780,000	807,066
6.875% 9/1/27		580,000	611,390
			10,973,740
Oil, Gas & Consumable Fuels - 4.9%
Amerada Hess Corp.:
7.3% 8/15/31		165,000	205,386
7.875% 10/1/29		80,000	101,339
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 9/15/24		986,000	930,173
5.75% 1/15/28 (d)		1,710,000	1,539,000
7.875% 5/15/26 (d)		125,000	125,360
Antero Resources Corp.:
5% 3/1/25		2,365,000	1,880,175
5.125% 12/1/22		3,660,000	3,477,000
5.625% 6/1/23 (Reg. S)		2,508,000	2,244,660
Apache Corp.:
4.25% 1/15/30		365,000	363,175
4.375% 10/15/28		600,000	610,878
4.625% 11/15/25		770,000	800,569
4.875% 11/15/27		885,000	924,383
5.1% 9/1/40		2,150,000	2,206,438
5.35% 7/1/49		335,000	324,950
6% 1/15/37		55,000	58,025
7.375% 8/15/47		275,000	292,875
Apache Finance CDA Corp. 7.75% 12/15/29		200,000	225,000
Ascent Resources - Utica LLC/ARU Finance Corp.:
7% 11/1/26 (d)		2,555,000	2,401,700
9% 11/1/27 (d)		1,836,000	1,936,980
Berry Petroleum Co. LLC 7% 2/15/26 (d)		310,000	251,993
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27		1,210,000	1,403,291
5.875% 3/31/25		300,000	343,726
7% 6/30/24		295,000	340,167
Cheniere Energy Partners LP:
4.5% 10/1/29		1,440,000	1,500,509
5.25% 10/1/25		7,300,000	7,491,625
5.625% 10/1/26		3,675,000	3,835,781
Cheniere Energy, Inc. 4.625% 10/15/28 (d)		9,815,000	10,170,794
Citgo Holding, Inc. 9.25% 8/1/24 (d)		6,505,000	5,805,713
Citgo Petroleum Corp.:
6.25% 8/15/22 (d)		2,497,000	2,437,571
7% 6/15/25 (d)		6,444,000	6,282,900
CNX Resources Corp.:
6% 1/15/29 (d)		480,000	484,800
7.25% 3/14/27 (d)		4,546,000	4,807,395
Comstock Resources, Inc.:
9.75% 8/15/26		2,225,000	2,352,938
9.75% 8/15/26		1,670,000	1,766,192
Continental Resources, Inc.:
4.375% 1/15/28		1,240,000	1,234,321
4.5% 4/15/23		390,000	399,750
4.9% 6/1/44		1,460,000	1,359,625
5% 9/15/22		175,000	175,438
5.75% 1/15/31 (d)		3,010,000	3,228,225
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (d)		7,039,000	6,770,012
5.75% 4/1/25		6,823,000	6,771,828
6.25% 4/1/23		3,769,000	3,786,074
CrownRock LP/CrownRock Finance, Inc. 5.625% 10/15/25 (d)		350,000	356,213
CVR Energy, Inc.:
5.25% 2/15/25 (d)		1,714,000	1,508,320
5.75% 2/15/28 (d)		3,447,000	2,886,863
DCP Midstream LLC 4.75% 9/30/21 (d)		300,000	304,125
DCP Midstream Operating LP:
5.125% 5/15/29		5,200,000	5,508,724
5.375% 7/15/25		1,785,000	1,925,569
5.6% 4/1/44		30,000	28,050
5.625% 7/15/27		3,375,000	3,653,438
Duke Energy Field Services 8.125% 8/16/30		764,000	924,440
EG Global Finance PLC:
6.75% 2/7/25 (d)		4,175,000	4,321,125
8.5% 10/30/25 (d)		4,964,000	5,348,462
Encana Corp.:
6.5% 8/15/34		125,000	134,210
6.5% 2/1/38		50,000	52,993
6.625% 8/15/37		175,000	184,870
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26(d)		2,000,000	2,057,500
5.75% 1/30/28 (d)		4,305,000	4,578,368
6.625% 7/15/25 (d)		828,000	882,549
EQM Midstream Partners LP:
4.125% 12/1/26		475,000	469,063
5.5% 7/15/28		50,000	53,177
6% 7/1/25 (d)		1,590,000	1,693,350
6.5% 7/1/27 (d)		2,662,000	2,934,855
EQT Corp.:
3.9% 10/1/27		2,888,000	2,861,892
5% 1/15/29		760,000	801,800
7.875% 2/1/25 (f)		185,000	211,825
8.75% 2/1/30		1,597,000	2,016,213
Extraction Oil & Gas, Inc. 5.625% 2/1/26 (d)(g)		1,875,000	468,750
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29 (d)		2,595,000	2,773,666
7% 8/1/27		4,812,000	5,140,082
Hess Midstream Partners LP:
5.125% 6/15/28 (d)		3,620,000	3,712,744
5.625% 2/15/26 (d)		4,095,000	4,228,088
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (d)		1,765,000	1,720,875
5.75% 10/1/25 (d)		2,605,000	2,546,388
6.25% 11/1/28 (d)		2,225,000	2,202,750
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)		1,875,000	1,846,125
Jagged Peak Energy LLC 5.875% 5/1/26		1,115,000	1,156,478
Kosmos Energy Ltd. 7.125% 4/4/26 (d)		690,000	621,000
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (d)		2,200,000	2,178,000
Matador Resources Co. 5.875% 9/15/26		3,610,000	3,106,766
MEG Energy Corp.:
6.5% 1/15/25 (d)		750,000	765,000
7% 3/31/24 (d)		425,000	427,125
7.125% 2/1/27 (d)		3,382,000	3,314,360
New Fortress Energy LLC 6.75% 9/15/25 (d)		2,874,000	3,053,625
Newfield Exploration Co. 5.625% 7/1/24		930,000	987,466
NGL Energy Partners LP/NGL Energy Finance Corp.:
7.5% 11/1/23		1,785,000	901,425
7.5% 4/15/26		1,760,000	721,600
NGPL PipeCo LLC:
4.875% 8/15/27 (d)		425,000	474,938
7.768% 12/15/37 (d)		310,000	408,942
Occidental Petroleum Corp.:
2.7% 8/15/22		663,000	653,254
2.7% 2/15/23		690,000	664,349
2.9% 8/15/24		3,745,000	3,492,213
3% 2/15/27		465,000	404,550
3.125% 2/15/22		70,000	69,822
3.4% 4/15/26		680,000	608,600
3.45% 7/15/24		525,000	480,375
3.5% 6/15/25		1,000,000	935,000
3.5% 8/15/29		2,760,000	2,415,000
4.2% 3/15/48		850,000	684,250
4.3% 8/15/39		330,000	272,250
4.4% 4/15/46		1,460,000	1,229,159
4.4% 8/15/49		1,170,000	950,625
5.55% 3/15/26		1,755,000	1,752,210
5.875% 9/1/25		960,000	969,408
6.2% 3/15/40		320,000	305,600
6.375% 9/1/28		680,000	693,260
6.45% 9/15/36		2,530,000	2,472,569
6.625% 9/1/30		3,865,000	4,036,761
6.95% 7/1/24		816,000	860,880
7.5% 5/1/31		3,730,000	3,921,163
7.875% 9/15/31		230,000	246,033
7.95% 6/15/39		1,225,000	1,298,757
8% 7/15/25		960,000	1,052,688
8.5% 7/15/27		1,285,000	1,419,925
8.875% 7/15/30		5,525,000	6,236,344
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (d)		2,770,000	2,756,150
Petrobras Global Finance BV:
6.75% 6/3/50		290,000	341,229
7.375% 1/17/27		1,180,000	1,458,775
Range Resources Corp.:
4.875% 5/15/25		2,200,000	2,042,810
5% 3/15/23		2,587,000	2,528,793
9.25% 2/1/26 (d)		2,975,000	3,085,075
Rattler Midstream LP 5.625% 7/15/25 (d)		2,685,000	2,834,353
Rockies Express Pipeline LLC:
3.6% 5/15/25 (d)		1,925,000	1,973,125
6.875% 4/15/40 (d)		835,000	885,100
7.5% 7/15/38 (d)		2,800,000	2,982,000
Sanchez Energy Corp. 7.25% 2/15/23 (c)(d)(g)		3,242,000	0
Seven Generations Energy Ltd. 5.375% 9/30/25 (d)		4,435,000	4,445,910
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29 (d)		4,650,000	4,806,938
5.5% 2/15/26		3,258,000	3,348,410
5.875% 3/15/28		265,000	283,550
6% 4/15/27		1,535,000	1,643,985
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 9/15/24 (d)		4,130,000	4,088,700
5.5% 1/15/28 (d)		2,070,000	1,971,675
6% 3/1/27 (d)		2,810,000	2,771,363
7.5% 10/1/25 (d)		1,025,000	1,055,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23		750,000	753,750
4.875% 2/1/31 (d)		8,604,000	9,152,505
5% 1/15/28		250,000	260,625
5.125% 2/1/25		680,000	697,000
5.375% 2/1/27		3,800,000	3,971,000
5.5% 3/1/30 (d)		3,507,000	3,803,762
5.875% 4/15/26		715,000	752,538
6.5% 7/15/27		800,000	866,000
6.875% 1/15/29		2,755,000	3,088,300
Viper Energy Partners LP 5.375% 11/1/27 (d)		2,364,000	2,496,266
Western Gas Partners LP:
3.95% 6/1/25		1,285,000	1,278,575
4.1% 2/1/25		2,535,000	2,529,398
4.65% 7/1/26		380,000	388,694
5.05% 2/1/30		8,850,000	9,452,198
5.3% 3/1/48		490,000	438,550
6.25% 2/1/50		170,000	169,150
WPX Energy, Inc.:
5.25% 9/15/24		2,700,000	2,889,000
5.25% 10/15/27		1,250,000	1,318,750
5.75% 6/1/26		1,664,000	1,753,440
			311,591,158
TOTAL ENERGY			322,564,898
FINANCIALS - 2.9%
Banks - 0.0%
CIT Group, Inc.:
5% 8/1/23		525,000	570,281
6.125% 3/9/28		1,015,000	1,245,913
			1,816,194
Capital Markets - 0.3%
Argos Merger Sub, Inc. 7.125% 3/15/23 (d)		7,090,000	7,001,021
Lions Gate Capital Holdings LLC 6.375% 2/1/24 (d)		1,530,000	1,572,243
LPL Holdings, Inc. 5.75% 9/15/25 (d)		4,351,000	4,503,372
MSCI, Inc.:
3.625% 9/1/30 (d)		200,000	208,000
3.875% 2/15/31 (d)		870,000	918,938
4% 11/15/29 (d)		875,000	936,574
4.75% 8/1/26 (d)		1,775,000	1,841,563
			16,981,711
Consumer Finance - 0.7%
Ally Financial, Inc.:
5.75% 11/20/25		2,255,000	2,633,322
8% 11/1/31		899,000	1,259,051
8% 11/1/31		2,270,000	3,251,675
Ford Motor Credit Co. LLC:
4.125% 8/17/27		1,250,000	1,292,188
4.687% 6/9/25		945,000	1,004,063
5.085% 1/7/21		970,000	972,425
5.113% 5/3/29		2,125,000	2,292,875
5.125% 6/16/25		1,900,000	2,051,430
5.75% 2/1/21		1,210,000	1,216,050
Navient Corp.:
5% 3/15/27		930,000	925,350
6.125% 3/25/24		2,435,000	2,574,550
6.75% 6/25/25		1,255,000	1,351,510
6.75% 6/15/26		700,000	752,500
7.25% 1/25/22		865,000	910,413
7.25% 9/25/23		1,540,000	1,678,600
SLM Corp. 4.2% 10/29/25		700,000	735,875
Springleaf Finance Corp.:
5.375% 11/15/29		2,400,000	2,616,000
6.125% 3/15/24		395,000	427,963
6.625% 1/15/28		3,701,000	4,246,898
6.875% 3/15/25		3,671,000	4,203,295
7.125% 3/15/26		5,714,000	6,577,328
8.875% 6/1/25		545,000	609,038
			43,582,399
Diversified Financial Services - 1.0%
Cabot Financial SA (Luxembourg):
7.5% 10/1/23 (d)	GBP	575,000	781,402
7.5% 10/1/23 (Reg. S)	GBP	250,000	339,740
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)		1,350,000	1,442,360
Fairstone Financial, Inc. 7.875% 7/15/24 (d)		1,550,000	1,646,875
Financial & Risk U.S. Holdings, Inc. 8.25% 11/15/26 (d)		16,149,000	17,602,410
Five Point Operation Co. LP 7.875% 11/15/25 (d)		3,259,000	3,421,950
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24		1,530,000	1,575,900
5.25% 5/15/27		11,706,000	12,291,300
6.25% 5/15/26		6,660,000	6,959,300
6.375% 12/15/25		3,080,000	3,164,700
P&L Development LLC/PLD Finance Corp. 7.75% 11/15/25 (d)		1,450,000	1,532,665
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (d)		605,000	630,327
5.25% 8/15/22 (d)		570,000	596,034
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625% 11/1/26 (d)		670,000	695,996
Venator Finance SARL/Venator Capital Management Ltd.:
5.75% 7/15/25 (d)		1,985,000	1,741,738
9.5% 7/1/25 (d)		825,000	903,375
Verscend Escrow Corp. 9.75% 8/15/26 (d)		6,065,000	6,588,106
VMED O2 UK Financing I PLC 4.25% 1/31/31 (d)		4,277,000	4,390,341
			66,304,519
Insurance - 0.6%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (d)		1,160,000	1,189,000
8.125% 2/15/24 (d)		1,380,000	1,449,000
10.125% 8/1/26 (d)		690,000	781,425
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (d)		354,000	359,310
6.75% 10/15/27 (d)		10,949,000	11,742,803
AmWINS Group, Inc. 7.75% 7/1/26 (d)		7,055,000	7,619,400
Genworth Mortgage Holdings, Inc. 6.5% 8/15/25 (d)		1,565,000	1,666,725
GTCR AP Finance, Inc. 8% 5/15/27 (d)		1,035,000	1,119,094
HUB International Ltd. 7% 5/1/26 (d)		3,965,000	4,138,469
USI, Inc. 6.875% 5/1/25 (d)		4,985,000	5,109,625
			35,174,851
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc.:
4.75% 3/15/25		515,000	528,673
5.5% 11/1/23 (d)		1,425,000	1,439,250
			1,967,923
Thrifts & Mortgage Finance - 0.3%
Freedom Mortgage Corp. 7.625% 5/1/26 (d)		1,575,000	1,606,421
MGIC Investment Corp. 5.25% 8/15/28		355,000	378,519
Nationstar Mortgage Holdings, Inc.:
5.5% 8/15/28 (d)		3,030,000	3,154,988
6% 1/15/27 (d)		2,162,000	2,241,691
9.125% 7/15/26 (d)		3,570,000	3,833,288
Pennymac Financial Services, Inc. 5.375% 10/15/25 (d)		2,210,000	2,309,450
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. 3.875% 3/1/31 (d)		1,250,000	1,265,625
Quicken Loans, Inc. 5.25% 1/15/28 (d)		3,135,000	3,323,100
			18,113,082
TOTAL FINANCIALS			183,940,679
HEALTH CARE - 3.0%
Biotechnology - 0.0%
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)		47,000	47,529
Health Care Equipment & Supplies - 0.2%
AdaptHealth LLC 6.125% 8/1/28 (d)		460,000	495,650
Avantor Funding, Inc. 4.625% 7/15/28 (d)		4,500,000	4,736,250
Hologic, Inc.:
3.25% 2/15/29 (d)		1,985,000	2,017,256
4.625% 2/1/28 (d)		185,000	196,794
Ortho-Clinical Diagnostics, Inc.:
7.25% 2/1/28 (d)		85,000	90,526
7.375% 6/1/25 (d)		245,000	262,150
Teleflex, Inc.:
4.25% 6/1/28 (d)		565,000	597,544
4.875% 6/1/26		1,750,000	1,820,000
			10,216,170
Health Care Providers & Services - 2.0%
Acadia Healthcare Co., Inc.:
5% 4/15/29 (d)		550,000	579,563
5.625% 2/15/23		250,000	251,250
6.5% 3/1/24		600,000	615,000
AMN Healthcare:
4% 4/15/29 (d)		522,000	534,398
4.625% 10/1/27 (d)		1,265,000	1,321,925
Centene Corp.:
3.375% 2/15/30		2,145,000	2,248,217
4.25% 12/15/27		4,485,000	4,773,677
4.625% 12/15/29		5,410,000	5,931,524
5.375% 8/15/26 (d)		1,220,000	1,288,625
Columbia/HCA Healthcare Corp. 7.05% 12/1/27		515,000	619,288
Community Health Systems, Inc.:
6.25% 3/31/23		1,775,000	1,812,719
8% 3/15/26 (d)		3,080,000	3,235,540
8% 12/15/27(d)		1,845,000	1,923,413
8.625% 1/15/24 (d)		1,445,000	1,502,800
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (d)		2,705,000	2,694,856
4.625% 6/1/30 (d)		4,520,000	4,751,650
Encompass Health Corp. 4.625% 4/1/31		350,000	373,258
HCA Holdings, Inc.:
3.5% 9/1/30		1,975,000	2,042,766
5.375% 9/1/26		1,525,000	1,732,781
5.625% 9/1/28		1,650,000	1,934,625
5.875% 2/15/26		2,925,000	3,367,406
5.875% 2/1/29		6,030,000	7,207,900
Jaguar Holding Co. II/Pharmaceutical Product Development LLC:
4.625% 6/15/25 (d)		210,000	219,450
5% 6/15/28 (d)		205,000	218,973
LifePoint Health, Inc.:
4.375% 2/15/27 (d)		624,000	627,120
6.75% 4/15/25 (d)		3,260,000	3,480,050
MEDNAX, Inc. 5.25% 12/1/23 (d)		1,900,000	1,918,962
Molina Healthcare, Inc.:
3.875% 11/15/30 (d)		955,000	1,012,042
4.375% 6/15/28 (d)		840,000	882,420
5.375% 11/15/22		20,000	21,000
Prime Healthcare Services 7.25% 11/1/25 (d)		875,000	915,040
Radiology Partners, Inc. 9.25% 2/1/28 (d)		2,420,000	2,637,800
Regionalcare Hospital Partners 9.75% 12/1/26 (d)		6,313,000	6,938,492
Sabra Health Care LP 5.125% 8/15/26		725,000	799,759
Select Medical Corp. 6.25% 8/15/26 (d)		770,000	821,975
Surgery Center Holdings, Inc.:
6.75% 7/1/25 (d)		875,000	888,125
10% 4/15/27 (d)		1,600,000	1,752,000
Tenet Healthcare Corp.:
4.625% 7/15/24		3,147,000	3,202,073
4.625% 9/1/24 (d)		500,000	517,100
4.625% 6/15/28 (d)		3,089,000	3,189,393
4.875% 1/1/26 (d)		2,020,000	2,080,600
5.125% 5/1/25		1,515,000	1,530,074
5.125% 11/1/27 (d)		3,355,000	3,497,588
6.125% 10/1/28 (d)		15,305,000	15,515,444
6.25% 2/1/27 (d)		5,440,000	5,698,400
6.75% 6/15/23		3,620,000	3,893,310
6.875% 11/15/31		1,420,000	1,469,700
7% 8/1/25		5,050,000	5,215,236
7.5% 4/1/25 (d)		2,050,000	2,243,899
U.S. Renal Care, Inc. 10.625% 7/15/27 (d)		1,000,000	1,105,000
Vizient, Inc. 6.25% 5/15/27 (d)		125,000	133,281
			123,167,487
Health Care Technology - 0.0%
Change Healthcare Holdings LLC / 5.75% 3/1/25 (d)		1,325,000	1,349,844
IMS Health, Inc. 5% 5/15/27 (d)		1,425,000	1,499,813
			2,849,657
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (d)		145,000	152,794
5.5% 4/1/26 (d)		735,000	771,750
			924,544
Pharmaceuticals - 0.8%
Catalent Pharma Solutions 4.875% 1/15/26 (d)		1,355,000	1,385,488
Cheplapharm Arzneimittel GmbH 5.5% 1/15/28 (d)		375,000	387,731
Teva Pharmaceutical Finance LLC 6.15% 2/1/36		995,000	1,061,815
Teva Pharmaceutical Finance Netherlands III BV:
2.8% 7/21/23		1,070,000	1,051,350
6% 4/15/24		390,000	413,010
7.125% 1/31/25		1,570,000	1,715,633
Valeant Pharmaceuticals International, Inc.:
5% 1/30/28 (d)		4,700,000	4,698,590
5% 2/15/29 (d)(h)		825,000	830,631
5.25% 1/30/30 (d)		2,484,000	2,539,418
5.25% 2/15/31 (d)(h)		750,000	757,436
5.5% 11/1/25 (d)		780,000	803,478
6.125% 4/15/25 (d)		6,010,000	6,183,629
6.25% 2/15/29 (d)		4,998,000	5,297,880
7% 3/15/24 (d)		4,135,000	4,264,219
7% 1/15/28 (d)		675,000	726,887
7.25% 5/30/29 (d)		2,560,000	2,828,672
8.5% 1/31/27 (d)		7,570,000	8,327,000
9% 12/15/25 (d)		2,500,000	2,746,750
9.25% 4/1/26 (d)		6,850,000	7,604,870
			53,624,487
TOTAL HEALTH CARE			190,829,874
INDUSTRIALS - 4.7%
Aerospace & Defense - 1.5%
BBA U.S. Holdings, Inc.:
4% 3/1/28 (d)		3,000,000	3,004,860
5.375% 5/1/26 (d)		2,530,000	2,599,575
Bombardier, Inc.:
6% 10/15/22 (d)		910,000	864,682
7.5% 12/1/24 (d)		3,235,000	2,896,554
7.5% 3/15/25 (d)		11,605,000	10,009,313
7.875% 4/15/27 (d)		11,835,000	10,089,338
8.75% 12/1/21 (d)		5,100,000	5,227,245
BWX Technologies, Inc.:
4.125% 6/30/28 (d)		3,000,000	3,123,750
5.375% 7/15/26 (d)		1,925,000	1,999,594
DAE Funding LLC:
4.5% 8/1/22 (d)		655,000	658,070
5% 8/1/24 (d)		1,340,000	1,388,156
5.25% 11/15/21 (d)		1,165,000	1,198,494
Howmet Aerospace, Inc.:
5.95% 2/1/37		105,000	123,627
6.75% 1/15/28		125,000	147,500
6.875% 5/1/25		225,000	262,058
Moog, Inc. 4.25% 12/15/27 (d)		4,487,000	4,623,180
Spirit Aerosystems, Inc. 7.5% 4/15/25 (d)		775,000	832,149
The Boeing Co.:
5.15% 5/1/30		5,355,000	6,286,303
5.805% 5/1/50		4,460,000	5,892,035
5.93% 5/1/60		650,000	882,999
TransDigm UK Holdings PLC 6.875% 5/15/26		495,000	525,103
TransDigm, Inc.:
5.5% 11/15/27		10,234,000	10,566,605
6.25% 3/15/26 (d)		11,930,000	12,645,800
6.5% 7/15/24		725,000	735,875
6.5% 5/15/25		2,030,000	2,075,675
7.5% 3/15/27		1,195,000	1,278,650
8% 12/15/25 (d)		3,665,000	4,004,013
			93,941,203
Air Freight & Logistics - 0.1%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (d)		360,000	373,050
XPO Logistics, Inc.:
6.125% 9/1/23 (d)		500,000	508,203
6.25% 5/1/25 (d)		3,440,000	3,685,100
6.75% 8/15/24 (d)		2,898,000	3,070,576
			7,636,929
Airlines - 0.2%
Air Canada 7.75% 4/15/21 (d)		1,080,000	1,085,400
American Airlines, Inc. 11.75% 7/15/25 (d)		1,480,000	1,636,880
American Airlines, Inc. pass-thru trust certificates 5.625% 7/15/22 (d)		63,455	62,361
Delta Air Lines, Inc.:
7% 5/1/25 (d)		1,055,000	1,205,064
7.375% 1/15/26		1,450,000	1,630,036
Delta Air Lines, Inc. / SkyMiles IP Ltd.:
4.5% 10/20/25 (d)		240,000	253,361
4.75% 10/20/28 (d)		1,030,000	1,109,825
Mileage Plus Holdings LLC 6.5% 6/20/27 (d)		1,430,000	1,550,656
United Continental Holdings, Inc.:
4.25% 10/1/22		660,000	660,132
4.875% 1/15/25		740,000	713,116
5% 2/1/24		1,010,000	982,225
6% 12/1/20		460,000	460,000
			11,349,056
Building Products - 0.5%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)		4,950,000	5,197,500
American Woodmark Corp. 4.875% 3/15/26 (d)		1,390,000	1,421,275
Building Materials Corp. of America:
3.375% 1/15/31 (d)		950,000	953,563
4.375% 7/15/30 (d)		3,745,000	3,960,338
4.75% 1/15/28 (d)		2,856,000	3,009,510
5% 2/15/27 (d)		180,000	188,775
Cornerstone Building Brands, Inc.:
6.125% 1/15/29 (d)		1,500,000	1,582,500
8% 4/15/26 (d)		3,400,000	3,580,710
CP Atlas Buyer, Inc. 7% 12/1/28 (d)		420,000	434,700
Forterra Finance LLC/FRTA Finance Corp. 6.5% 7/15/25 (d)		1,255,000	1,340,120
Griffon Corp. 5.75% 3/1/28		1,700,000	1,801,150
HD Supply, Inc. 5.375% 10/15/26 (d)		1,220,000	1,293,200
Jeld-Wen, Inc.:
4.625% 12/15/25 (d)		450,000	459,000
4.875% 12/15/27 (d)		1,276,000	1,342,990
6.25% 5/15/25 (d)		125,000	134,688
Masonite International Corp.:
5.375% 2/1/28 (d)		650,000	691,678
5.75% 9/15/26 (d)		575,000	602,313
New Enterprise Stone & Lime Co., Inc. 6.25% 3/15/26 (d)		1,055,000	1,087,969
PGT Innovations, Inc. 6.75% 8/1/26 (d)		815,000	868,994
Shea Homes Ltd. Partnership/Corp.:
4.75% 2/15/28 (d)		1,575,000	1,630,125
4.75% 4/1/29 (d)		220,000	228,800
			31,809,898
Commercial Services & Supplies - 0.9%
ADT Corp. 4.875% 7/15/32 (d)		47,000	49,421
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6.625% 7/15/26 (d)		3,269,000	3,514,175
9.75% 7/15/27 (d)		3,125,000	3,465,688
APX Group, Inc. 6.75% 2/15/27 (d)		1,460,000	1,576,800
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)		5,369,000	5,342,155
Core & Main Holdings LP 8.625% 9/15/24 pay-in-kind (d)		2,950,000	3,020,682
Double Eagle III Midco 1 LLC 7.75% 12/15/25 (d)(h)		4,890,000	5,024,475
GFL Environmental, Inc. 8.5% 5/1/27 (d)		865,000	955,825
IAA Spinco, Inc. 5.5% 6/15/27 (d)		385,000	406,175
IPD BV 5.5% 12/1/25 (d)	EUR	245,000	299,642
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (d)		3,390,000	3,390,000
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (d)		4,490,000	4,619,088
Nielsen Finance LLC/Nielsen Finance Co.:
5% 4/15/22 (d)		2,154,000	2,154,000
5.625% 10/1/28 (d)		3,824,000	4,076,193
5.875% 10/1/30 (d)		2,464,000	2,707,320
PowerTeam Services LLC 9.033% 12/4/25 (d)		1,050,000	1,152,375
Prime Securities Services Borrower LLC/Prime Finance, Inc.:
3.375% 8/31/27 (d)		347,000	342,663
5.25% 4/15/24 (d)		910,000	964,600
5.75% 4/15/26 (d)		462,000	501,270
6.25% 1/15/28 (d)		1,290,000	1,356,022
Stericycle, Inc. 3.875% 1/15/29 (d)		1,815,000	1,887,600
The Brink's Co.:
4.625% 10/15/27 (d)		850,000	895,433
5.5% 7/15/25 (d)		1,130,000	1,207,631
West Corp. 8.5% 10/15/25 (d)		6,135,000	5,866,594
			54,775,827
Construction & Engineering - 0.3%
AECOM:
5.125% 3/15/27		3,576,000	3,996,180
5.875% 10/15/24		5,605,000	6,221,550
Amsted Industries, Inc.:
4.625% 5/15/30 (d)		990,000	1,050,519
5.625% 7/1/27 (d)		1,605,000	1,703,306
Cloud Crane LLC 10.125% 8/1/24 (d)		2,265,000	2,310,300
Pike Corp. 5.5% 9/1/28 (d)		4,539,000	4,754,603
			20,036,458
Electrical Equipment - 0.1%
Sensata Technologies BV 5% 10/1/25 (d)		715,000	793,650
Wesco Distribution, Inc.:
7.125% 6/15/25 (d)		2,575,000	2,803,531
7.25% 6/15/28 (d)		1,015,000	1,140,292
			4,737,473
Machinery - 0.4%
Colfax Corp.:
6% 2/15/24 (d)		310,000	321,238
6.375% 2/15/26 (d)		545,000	584,513
Hillenbrand, Inc.:
5% 9/15/26 (f)		25,000	27,313
5.75% 6/15/25		155,000	165,850
Meritor, Inc. 6.25% 6/1/25 (d)		735,000	783,694
Navistar International Corp.:
6.625% 11/1/25 (d)		2,750,000	2,878,425
9.5% 5/1/25 (d)		3,555,000	3,977,156
Titan International, Inc. 6.5% 11/30/23		675,000	617,625
TriMas Corp. 4.875% 10/15/25 (d)		812,000	828,492
Vertical Holdco GmbH 7.625% 7/15/28 (d)		2,135,000	2,287,119
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)		8,450,000	8,872,500
Welbilt, Inc. 9.5% 2/15/24		400,000	411,000
			21,754,925
Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (d)		660,000	686,400
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (d)		2,275,000	2,348,938
Dun & Bradstreet Corp.:
6.875% 8/15/26 (d)		2,839,000	3,041,279
10.25% 2/15/27 (d)		2,675,000	3,002,688
			9,079,305
Road & Rail - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.75% 7/15/27 (d)		345,000	342,413
5.75% 7/15/27 (d)		430,000	430,516
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (d)		1,160,000	1,220,229
5.5% 1/15/23 (d)		1,470,000	1,533,468
Uber Technologies, Inc.:
7.5% 5/15/25 (d)		540,000	576,450
7.5% 9/15/27 (d)		2,535,000	2,766,319
Watco Companies LLC / Watco Finance Corp. 6.5% 6/15/27 (d)		1,305,000	1,383,300
			8,252,695
Trading Companies & Distributors - 0.5%
H&E Equipment Services, Inc.:
3.875% 12/15/28 (d)(h)		5,885,000	5,885,000
5.625% 9/1/25		4,548,000	4,754,024
United Rentals North America, Inc.:
3.875% 2/15/31		6,119,000	6,394,355
4% 7/15/30		4,975,000	5,254,844
4.875% 1/15/28		2,775,000	2,962,313
5.25% 1/15/30		2,400,000	2,682,000
Williams Scotsman International, Inc. 4.625% 8/15/28 (d)		405,000	421,200
			28,353,736
TOTAL INDUSTRIALS			291,727,505
INFORMATION TECHNOLOGY - 2.3%
Communications Equipment - 0.2%
CommScope Technologies Finance LLC 6% 6/15/25 (d)		1,040,000	1,065,688
CommScope, Inc.:
5.5% 3/1/24 (d)		1,000,000	1,027,500
6% 3/1/26 (d)		2,823,000	2,978,265
7.125% 7/1/28 (d)		1,690,000	1,801,726
8.25% 3/1/27 (d)		530,000	571,075
Hughes Satellite Systems Corp.:
6.625% 8/1/26		3,210,000	3,571,125
7.625% 6/15/21		75,000	77,250
SSL Robotics LLC 9.75% 12/31/23 (d)		2,037,000	2,301,810
ViaSat, Inc.:
5.625% 4/15/27 (d)		740,000	777,000
6.5% 7/15/28 (d)		355,000	373,638
			14,545,077
Electronic Equipment & Components - 0.2%
Brightstar Escrow Corp. 9.75% 10/15/25 (d)		725,000	749,737
Itron, Inc. 5% 1/15/26 (d)		998,000	1,017,960
Sensata Technologies, Inc.:
3.75% 2/15/31 (d)		4,622,000	4,691,330
4.375% 2/15/30 (d)		47,000	50,290
TTM Technologies, Inc. 5.625% 10/1/25 (d)		2,835,000	2,925,238
			9,434,555
IT Services - 0.8%
Alliance Data Systems Corp. 4.75% 12/15/24 (d)		1,775,000	1,701,781
Arches Buyer, Inc.:
4.25% 6/1/28 (d)		2,710,000	2,716,775
6.125% 12/1/28 (d)		2,110,000	2,165,388
Banff Merger Sub, Inc. 9.75% 9/1/26 (d)		8,387,000	8,974,090
Camelot Finance SA 4.5% 11/1/26 (d)		1,250,000	1,307,813
CDW LLC/CDW Finance Corp.:
3.25% 2/15/29		1,605,000	1,609,173
4.125% 5/1/25		305,000	316,438
Everi Payments, Inc. 7.5% 12/15/25 (d)		3,552,000	3,649,680
Gartner, Inc.:
3.75% 10/1/30 (d)		1,685,000	1,752,939
4.5% 7/1/28 (d)		1,505,000	1,580,250
GCI LLC 4.75% 10/15/28 (d)		850,000	893,741
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (d)		735,000	773,588
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (d)		2,286,000	2,583,180
Presidio Holdings, Inc.:
4.875% 2/1/27 (d)		660,000	695,475
8.25% 2/1/28 (d)		865,000	938,525
Rackspace Hosting, Inc.:
5.375% 12/1/28 (d)(h)		1,955,000	2,043,386
8.625% 11/15/24 (d)		1,977,000	2,063,593
RP Crown Parent, LLC 7.375% 10/15/24 (d)		600,000	611,070
Sabre GLBL, Inc.:
5.25% 11/15/23 (d)		460,000	462,875
7.375% 9/1/25 (d)		840,000	905,100
9.25% 4/15/25 (d)		370,000	432,715
Science Applications International Corp. 4.875% 4/1/28 (d)		2,320,000	2,447,600
Tempo Acquisition LLC:
5.75% 6/1/25 (d)		920,000	979,800
6.75% 6/1/25 (d)		9,510,000	9,747,750
Zayo Group LLC/Zayo Capital, Inc. 6% 4/1/23		650,000	654,063
			52,006,788
Semiconductors & Semiconductor Equipment - 0.1%
Entegris, Inc. 4.375% 4/15/28 (d)		985,000	1,041,135
Microchip Technology, Inc. 4.25% 9/1/25 (d)		3,500,000	3,669,575
ON Semiconductor Corp. 3.875% 9/1/28 (d)		885,000	911,550
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (d)		3,005,000	3,117,688
			8,739,948
Software - 0.9%
Ascend Learning LLC:
6.875% 8/1/25 (d)		5,085,000	5,237,550
6.875% 8/1/25 (d)		665,000	686,613
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		6,110,000	6,190,224
Boxer Parent Co., Inc.:
6.5% 10/2/25 (d)	EUR	210,000	264,902
7.125% 10/2/25 (d)		2,665,000	2,877,187
9.125% 3/1/26 (d)		415,000	446,623
BY Crown Parent LLC / BY Bond Finance, Inc. 4.25% 1/31/26 (d)		3,325,000	3,416,438
CDK Global, Inc.:
4.875% 6/1/27		485,000	510,620
5.25% 5/15/29 (d)		1,595,000	1,750,513
5.875% 6/15/26		670,000	700,150
Fair Isaac Corp. 5.25% 5/15/26 (d)		4,960,000	5,555,200
Greeneden U.S. Holdings II LLC 10% 11/30/24 (d)		6,715,000	7,057,465
LogMeIn, Inc. 5.5% 9/1/27 (d)		650,000	674,375
Nortonlifelock, Inc. 5% 4/15/25 (d)		4,260,000	4,345,328
Nuance Communications, Inc. 5.625% 12/15/26		1,085,000	1,146,422
Open Text Corp. 3.875% 2/15/28 (d)		875,000	903,438
Open Text Holdings, Inc. 4.125% 2/15/30 (d)		3,904,000	4,101,933
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (d)		3,615,000	3,759,600
SS&C Technologies, Inc. 5.5% 9/30/27 (d)		3,230,000	3,455,745
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.5% 9/1/25 (d)		1,285,000	1,299,071
10.5% 2/1/24 (d)		740,000	741,850
			55,121,247
Technology Hardware, Storage & Peripherals - 0.1%
NCR Corp.:
5% 10/1/28 (d)		675,000	698,625
5.25% 10/1/30 (d)		1,950,000	2,059,688
8.125% 4/15/25 (d)		175,000	194,906
			2,953,219
TOTAL INFORMATION TECHNOLOGY			142,800,834
MATERIALS - 3.8%
Chemicals - 1.5%
Alpha 2 BV 8.75% 6/1/23 pay-in-kind (d)(f)		841,751	848,064
Alpha 3 BV / Alpha U.S. BidCo I 6.25% 2/1/25 (d)		425,000	432,438
Axalta Coating Systems LLC 3.375% 2/15/29 (d)		925,000	933,048
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (d)		1,175,000	1,239,625
CF Industries Holdings, Inc.:
4.95% 6/1/43		1,697,000	2,114,886
5.15% 3/15/34		792,000	956,962
5.375% 3/15/44		1,257,000	1,597,961
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 4.0004% 6/15/22 (d)(f)(i)		1,950,000	1,891,500
6.5% 5/15/26 (d)		3,205,000	3,101,479
6.875% 6/15/25 (d)		305,000	299,345
Cornerstone Chemical Co. 6.75% 8/15/24 (d)		750,000	695,625
CVR Partners LP 9.25% 6/15/23 (d)		2,930,000	2,911,688
Element Solutions, Inc. 3.875% 9/1/28 (d)		727,000	741,177
H.B. Fuller Co. 4.25% 10/15/28		575,000	590,813
Hexion, Inc. 7.875% 7/15/27 (d)		1,550,000	1,662,375
Ingevity Corp. 3.875% 11/1/28 (d)		650,000	658,125
Kraton Polymers LLC/Kraton Polymers Capital Corp.:
5.25% 5/15/26 (d)	EUR	360,000	442,588
7% 4/15/25 (d)		1,030,000	1,063,475
Methanex Corp.:
5.125% 10/15/27		3,936,000	4,142,640
5.25% 12/15/29		1,098,000	1,150,292
5.65% 12/1/44		1,842,000	1,909,325
Minerals Technologies, Inc. 5% 7/1/28 (d)		875,000	907,813
Neon Holdings, Inc. 10.125% 4/1/26 (d)		835,000	885,100
Nouryon Holding BV 8% 10/1/26 (d)		675,000	723,094
NOVA Chemicals Corp.:
4.875% 6/1/24 (d)		800,000	824,000
5.25% 6/1/27 (d)		1,700,000	1,772,165
Nufarm Australia Ltd. 5.75% 4/30/26 (d)		4,495,000	4,618,388
Olin Corp.:
5% 2/1/30		1,850,000	1,924,000
5.125% 9/15/27		1,495,000	1,551,063
5.625% 8/1/29		5,844,000	6,281,949
9.5% 6/1/25 (d)		225,000	275,063
PolyOne Corp. 5.75% 5/15/25 (d)		100,000	106,875
Rain CII Carbon LLC/CII Carbon Corp. 7.25% 4/1/25 (d)		1,075,000	1,066,938
The Chemours Co. LLC:
5.375% 5/15/27		7,852,000	8,166,080
5.75% 11/15/28 (d)		8,995,000	9,152,413
7% 5/15/25		4,326,000	4,477,410
The Scotts Miracle-Gro Co. 4.5% 10/15/29		1,055,000	1,126,213
TPC Group, Inc. 10.5% 8/1/24 (d)		3,700,000	2,960,000
Tronox Finance PLC 5.75% 10/1/25 (d)		700,000	723,625
Tronox, Inc.:
6.5% 5/1/25 (d)		3,350,000	3,568,755
6.5% 4/15/26 (d)		2,756,000	2,862,740
Univar Solutions U.S.A., Inc. 5.125% 12/1/27 (d)		1,885,000	1,989,052
Valvoline, Inc.:
4.25% 2/15/30 (d)		4,550,000	4,788,875
4.375% 8/15/25		1,025,000	1,059,655
W. R. Grace & Co.-Conn. 4.875% 6/15/27 (d)		2,000,000	2,095,000
			93,289,697
Construction Materials - 0.2%
CEMEX S.A.B. de CV 5.45% 11/19/29 (d)		200,000	217,275
SRM Escrow Issuer LLC 6% 11/1/28 (d)		1,900,000	1,964,125
Summit Materials LLC/Summit Materials Finance Corp.:
5.25% 1/15/29 (d)		1,605,000	1,669,200
6.5% 3/15/27 (d)		2,375,000	2,517,500
U.S. Concrete, Inc.:
5.125% 3/1/29 (d)		2,325,000	2,392,251
6.375% 6/1/24		964,000	995,330
White Cap Buyer LLC 6.875% 10/15/28 (d)		1,245,000	1,324,599
			11,080,280
Containers & Packaging - 0.7%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (d)(f)		3,055,000	3,219,206
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (d)		605,000	627,688
5.25% 4/30/25 (d)		440,000	463,650
5.25% 8/15/27 (d)		2,300,000	2,398,555
5.25% 8/15/27 (d)		1,834,000	1,912,587
6% 2/15/25 (d)		1,523,000	1,574,401
Berry Global, Inc.:
4.875% 7/15/26 (d)		1,105,000	1,173,134
5.625% 7/15/27 (d)		225,000	239,625
BWAY Holding Co.:
7.25% 4/15/25 (d)		2,540,000	2,549,398
8.5% 4/15/24 (d)		400,000	418,000
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		670,000	695,544
Crown Cork & Seal, Inc. 7.375% 12/15/26		70,000	85,400
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (d)		3,884,000	3,979,857
7.875% 7/15/26 (d)		5,174,000	5,445,635
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)		320,000	343,200
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (d)		545,000	579,321
Kleopatra Holdings 1 SCA 9.25% 6/30/23 pay-in-kind(Reg. S)	EUR	173,744	204,889
OI European Group BV 4% 3/15/23 (d)		1,445,000	1,481,125
Owens-Brockway Glass Container, Inc.:
5.375% 1/15/25 (d)		2,000,000	2,130,000
6.375% 8/15/25 (d)		650,000	718,250
6.625% 5/13/27 (d)		1,775,000	1,921,438
Pactiv LLC:
7.95% 12/15/25		690,000	769,857
8.375% 4/15/27		175,000	195,125
Silgan Holdings, Inc. 4.75% 3/15/25		385,000	393,422
Trivium Packaging Finance BV:
5.5% 8/15/26 (d)		6,664,000	6,980,540
8.5% 8/15/27 (d)		2,292,000	2,481,090
			42,980,937
Metals & Mining - 1.4%
Alcoa Nederland Holding BV:
5.5% 12/15/27 (d)		1,340,000	1,451,622
6.125% 5/15/28 (d)		940,000	1,037,525
6.75% 9/30/24 (d)		200,000	206,750
7% 9/30/26 (d)		210,000	225,026
Allegheny Technologies, Inc.:
5.875% 12/1/27		5,090,000	5,293,600
7.875% 8/15/23		440,000	476,300
ArcelorMittal SA 7% 3/1/41 (f)		10,000	13,044
Arconic Rolled Products Corp.:
6% 5/15/25 (d)		525,000	565,688
6.125% 2/15/28 (d)		1,550,000	1,681,750
Big River Steel LLC/BRS Finance Corp. 6.625% 1/31/29 (d)		4,525,000	4,796,500
Cleveland-Cliffs, Inc. 9.875% 10/17/25 (d)		685,000	798,881
Compass Minerals International, Inc. 6.75% 12/1/27 (d)		690,000	760,311
Constellium NV:
5.625% 6/15/28 (d)		500,000	537,500
5.75% 5/15/24 (d)		4,155,000	4,237,892
5.875% 2/15/26 (d)		1,500,000	1,542,960
6.625% 3/1/25 (d)		5,125,000	5,286,950
Eldorado Gold Corp. 9.5% 6/1/24 (d)		2,285,000	2,513,500
First Quantum Minerals Ltd.:
6.5% 3/1/24 (d)		2,225,000	2,261,156
6.875% 3/1/26 (d)		3,545,000	3,655,781
6.875% 10/15/27 (d)		2,000,000	2,090,000
7.25% 4/1/23 (d)		5,960,000	6,064,300
7.5% 4/1/25 (d)		460,000	477,250
FMG Resources (August 2006) Pty Ltd.:
4.5% 9/15/27 (d)		20,000	21,926
5.125% 3/15/23 (d)		770,000	811,388
5.125% 5/15/24 (d)		1,260,000	1,360,800
Freeport-McMoRan, Inc.:
4.375% 8/1/28		1,175,000	1,255,546
4.55% 11/14/24		2,500,000	2,732,500
4.625% 8/1/30		1,195,000	1,323,463
5% 9/1/27		570,000	605,625
5.25% 9/1/29		585,000	652,491
5.4% 11/14/34		2,215,000	2,743,831
5.45% 3/15/43		987,000	1,233,750
Hecla Mining Co. 7.25% 2/15/28		3,505,000	3,775,586
HudBay Minerals, Inc.:
6.125% 4/1/29 (d)		1,880,000	2,021,564
7.625% 1/15/25 (d)		2,765,000	2,868,688
IAMGOLD Corp. 5.75% 10/15/28 (d)		1,475,000	1,478,688
Joseph T. Ryerson & Son, Inc. 8.5% 8/1/28 (d)		1,395,000	1,520,550
Kaiser Aluminum Corp.:
4.625% 3/1/28 (d)		3,239,000	3,340,284
6.5% 5/1/25 (d)		1,385,000	1,481,950
New Gold, Inc.:
6.375% 5/15/25 (d)		5,684,000	5,926,707
7.5% 7/15/27 (d)		2,655,000	2,881,233
Novelis Corp.:
4.75% 1/30/30 (d)		2,905,000	3,083,599
5.875% 9/30/26 (d)		1,714,000	1,797,558
			88,892,013
Paper & Forest Products - 0.0%
Boise Cascade Co. 4.875% 7/1/30 (d)		160,000	173,600
TOTAL MATERIALS			236,416,527
REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Communications Sales & Leasing, Inc. 8.25% 10/15/23		1,975,000	1,977,469
CoreCivic, Inc.:
4.625% 5/1/23		275,000	258,500
5% 10/15/22		802,000	788,927
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25		1,170,000	1,213,898
ESH Hospitality, Inc.:
4.625% 10/1/27 (d)		1,025,000	1,040,631
5.25% 5/1/25 (d)		2,500,000	2,562,500
GLP Capital LP/GLP Financing II, Inc.:
4% 1/15/30		1,000,000	1,072,100
5.25% 6/1/25		1,325,000	1,470,816
5.375% 4/15/26		550,000	621,792
5.75% 6/1/28		500,000	583,690
Hospitality Properties Trust:
4.375% 2/15/30		505,000	473,690
4.95% 2/15/27		260,000	247,975
4.95% 10/1/29		105,000	98,438
5.5% 12/15/27		515,000	537,861
MGM Growth Properties Operating Partnership LP:
3.875% 2/15/29 (d)		950,000	959,500
4.5% 9/1/26		3,050,000	3,217,750
4.5% 1/15/28		2,400,000	2,502,000
4.625% 6/15/25 (d)		445,000	469,475
5.75% 2/1/27		660,000	735,623
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31 (h)		375,000	381,116
4.625% 8/1/29		300,000	319,896
5% 10/15/27		3,664,000	3,879,480
5.25% 8/1/26		1,035,000	1,081,782
5.5% 5/1/24		1,500,000	1,529,250
6.375% 3/1/24		825,000	852,720
Park Intermediate Holdings LLC:
5.875% 10/1/28 (d)		3,215,000	3,387,806
7.5% 6/1/25 (d)		5,834,000	6,286,135
RHP Hotel Properties LP/RHP Finance Corp.:
4.75% 10/15/27		1,015,000	1,007,388
5% 4/15/23		50,000	49,750
SBA Communications Corp.:
3.875% 2/15/27 (d)		1,210,000	1,246,300
4.875% 9/1/24		1,700,000	1,741,956
Senior Housing Properties Trust:
6.75% 12/15/21		800,000	820,000
9.75% 6/15/25		3,955,000	4,508,700
The GEO Group, Inc.:
5.875% 10/15/24		350,000	276,106
6% 4/15/26		1,290,000	954,600
Uniti Group, Inc.:
7.125% 12/15/24 (d)		3,690,000	3,606,975
7.875% 2/15/25 (d)		9,975,000	10,601,729
VICI Properties, Inc.:
3.5% 2/15/25 (d)		630,000	642,600
4.125% 8/15/30 (d)		1,960,000	2,020,368
4.25% 12/1/26 (d)		1,480,000	1,535,500
4.625% 12/1/29 (d)		5,516,000	5,878,236
			73,441,028
Real Estate Management & Development - 0.5%
Country Garden Holdings Co. Ltd. 8% 1/27/24 (Reg. S)		1,010,000	1,087,959
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)		1,465,000	1,587,694
Forestar Group, Inc.:
5% 3/1/28 (d)		300,000	300,750
8% 4/15/24 (d)		650,000	684,938
Greystar Real Estate Partners 5.75% 12/1/25 (d)		2,321,000	2,367,420
Howard Hughes Corp.:
5.375% 3/15/25 (d)		5,670,000	5,833,013
5.375% 8/1/28 (d)		2,560,000	2,726,938
Hunt Companies, Inc. 6.25% 2/15/26 (d)		3,561,000	3,601,061
Mattamy Group Corp.:
4.625% 3/1/30 (d)		2,175,000	2,293,124
5.25% 12/15/27 (d)		1,425,000	1,506,938
Realogy Group LLC/Realogy Co-Issuer Corp. 7.625% 6/15/25 (d)		255,000	276,221
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (d)		3,208,000	3,568,900
5.625% 3/1/24 (d)		250,000	267,500
5.75% 1/15/28 (d)		3,445,000	3,910,075
5.875% 6/15/27 (d)		800,000	904,592
6.625% 7/15/27 (d)		1,298,000	1,405,085
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (d)		280,000	292,688
			32,614,896
TOTAL REAL ESTATE			106,055,924
UTILITIES - 2.2%
Electric Utilities - 1.3%
Clearway Energy Operating LLC:
4.75% 3/15/28 (d)		290,000	311,002
5% 9/15/26		885,000	911,550
5.75% 10/15/25		2,045,000	2,152,363
InterGen NV 7% 6/30/23 (d)		3,045,000	2,881,331
NextEra Energy Partners LP:
4.25% 7/15/24 (d)		1,020,000	1,073,581
4.25% 9/15/24 (d)		2,575,000	2,723,063
4.5% 9/15/27 (d)		1,275,000	1,396,125
NRG Energy, Inc.:
3.375% 2/15/29 (d)(h)		455,000	464,669
3.625% 2/15/31 (d)(h)		905,000	938,938
5.25% 6/15/29 (d)		4,464,000	4,874,331
5.75% 1/15/28		1,000,000	1,091,350
6.625% 1/15/27		6,075,000	6,393,938
7.25% 5/15/26		4,410,000	4,678,745
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (d)		1,389,480	1,472,849
Pacific Gas & Electric Co.:
4.55% 7/1/30		2,865,000	3,270,822
4.75% 2/15/44		875,000	982,844
Pattern Energy Operations LP 4.5% 8/15/28 (d)		795,000	850,650
PG&E Corp.:
5% 7/1/28		2,620,000	2,796,850
5.25% 7/1/30		9,995,000	10,894,550
Vistra Operations Co. LLC:
5% 7/31/27 (d)		11,778,000	12,456,413
5.5% 9/1/26 (d)		6,861,000	7,179,007
5.625% 2/15/27 (d)		12,792,000	13,512,190
			83,307,161
Gas Utilities - 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.5% 5/20/25		2,675,000	2,942,500
5.625% 5/20/24		1,664,000	1,813,760
5.75% 5/20/27		2,655,000	3,000,150
5.875% 8/20/26		3,500,000	3,933,125
Ferrellgas LP/Ferrellgas Finance Corp. 6.75% 6/15/23 (f)		1,125,000	1,035,000
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp.:
8.625% 12/31/49		2,650,000	318,000
8.625% 12/31/49		300,000	36,000
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
5.5% 6/1/24		1,268,000	1,296,194
5.75% 3/1/25		1,325,000	1,348,188
5.875% 3/1/27		3,415,000	3,543,063
Superior Plus LP / Superior General Partner, Inc. 7% 7/15/26 (d)		2,650,000	2,842,125
			22,108,105
Independent Power and Renewable Electricity Producers - 0.5%
Calpine Corp.:
4.5% 2/15/28 (d)		1,325,000	1,368,063
4.625% 2/1/29 (d)		425,000	438,813
5% 2/1/31 (d)		4,975,000	5,242,406
5.125% 3/15/28 (d)		14,413,000	15,150,946
5.25% 6/1/26 (d)		590,000	611,270
Talen Energy Supply LLC 10.5% 1/15/26 (d)		565,000	453,407
TerraForm Global, Inc. 6.125% 3/1/26 (d)		1,180,000	1,213,925
TerraForm Power Operating LLC:
4.25% 1/31/23 (d)		165,000	170,363
4.75% 1/15/30 (d)		190,000	206,150
5% 1/31/28 (d)		1,670,000	1,866,225
The AES Corp.:
5.125% 9/1/27		1,080,000	1,190,052
6% 5/15/26		1,820,000	1,917,552
			29,829,172
TOTAL UTILITIES			135,244,438

TOTAL NONCONVERTIBLE BONDS			2,679,889,748

TOTAL CORPORATE BONDS
(Cost $2,611,052,724)			2,685,416,021

Asset-Backed Securities - 0.2%
AGL Core CLO 2 Ltd. / AGL Core CLO 2 LLC Series 2019-2A Class A1, 3 month U.S. LIBOR + 1.390% 1.6084% 4/20/32 (d)(f)(i)		1,000,000	1,001,845
Allegro CLO VII Ltd./LLC Series 2018-1A Class A, 3 month U.S. LIBOR + 1.100% 1.3369% 6/13/31 (d)(f)(i)		5,000,000	4,921,970
Greywolf CLO VI, Ltd. Series 2018-1A Class A1, 3 month U.S. LIBOR + 1.030% 1.2448% 4/26/31 (d)(f)(i)		1,500,000	1,488,645
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 1.1358% 1/22/28 (d)(f)(i)		1,500,000	1,496,259
OZLM XI, Ltd. Series 2017-11A Class A1R, 3 month U.S. LIBOR + 1.250% 1.4644% 10/30/30 (d)(f)(i)		1,978,374	1,974,567
Race Point IX CLO Ltd. 3 month U.S. LIBOR + 1.210% 1.4469% 10/15/30 (d)(f)(i)		746,045	745,055
TOTAL ASSET-BACKED SECURITIES
(Cost $11,487,310)			11,628,341
		Shares	Value

Common Stocks - 0.1%
COMMUNICATION SERVICES - 0.0%
Entertainment - 0.0%
AMC Entertainment Holdings, Inc. Class A		25,950	110,807
Media - 0.0%
iHeartMedia, Inc. (j)		50,000	597,750
Liberty Broadband Corp. Class C (j)		5,000	786,750
			1,384,500
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc.		5,000	664,700

TOTAL COMMUNICATION SERVICES			2,160,007

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Denbury, Inc. (j)		177,129	3,978,317
Sanchez Energy Corp. (c)		46,770	748,326
			4,726,643
FINANCIALS - 0.0%
Banks - 0.0%
PNC Financial Services Group, Inc.		5,500	759,385
MATERIALS - 0.0%
Metals & Mining - 0.0%
Constellium NV (j)		60,000	758,400
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp.		15,000	280,200
Multi-Utilities - 0.0%
Sempra Energy		5,000	637,400

TOTAL UTILITIES			917,600

TOTAL COMMON STOCKS
(Cost $10,203,134)			9,322,035

Convertible Preferred Stocks - 0.2%
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Boston Scientific Corp. Series A 5.50%		9,000	905,580
Danaher Corp. Series B 5.00%		1,225	1,597,302
			2,502,882
Life Sciences Tools & Services - 0.1%
Avantor, Inc. Series A 6.25%		36,600	3,172,854

TOTAL HEALTH CARE			5,675,736

UTILITIES - 0.1%
Electric Utilities - 0.1%
American Electric Power Co., Inc.:
6.125%		42,700	2,128,595
6.125%		15,000	757,050
NextEra Energy, Inc. 5.279%		42,700	2,081,198
			4,966,843
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $10,241,429)			10,642,579
		Principal Amount	Value

Bank Loan Obligations - 2.2%
COMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Iridium Satellite LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 11/4/26 (f)(i)(k)		4,952,104	4,951,410
SFR Group SA Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 4.2369% 8/14/26 (f)(i)(k)		1,687,201	1,663,158
			6,614,568
Media - 0.1%
iHeartCommunications, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1455% 5/1/26 (f)(i)(k)		744,375	719,252
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 5/1/26 (f)(i)(k)		872,813	859,354
ION Media Networks, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1875% 12/18/24 (f)(i)(k)		940,000	934,717
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (f)(i)(k)		1,445,300	1,424,228
			3,937,551
Wireless Telecommunication Services - 0.2%
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8% 11/27/23 (f)(i)(k)		6,135,000	6,203,160
Tranche B-4, term loan 3 month U.S. LIBOR + 5.500% 8.75% 1/2/24 (f)(i)(k)		2,861,000	2,897,792
Tranche B-5, term loan 6.625% 1/2/24 (k)		1,184,000	1,200,280
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.775% 7/13/22 (f)(g)(i)(k)(l)		1,145,082	1,167,984
Xplornet Communications, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8955% 6/10/27 (f)(i)(k)		4,341,875	4,289,773
			15,758,989

TOTAL COMMUNICATION SERVICES			26,311,108

CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6455% 4/30/26 (f)(i)(k)		417,334	412,414
Automobiles - 0.1%
Navistar, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.43% 11/6/24 (f)(i)(k)		997,436	990,953
Diversified Consumer Services - 0.0%
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.5% 11/29/24 (f)(i)(k)		670,000	669,444
Hotels, Restaurants & Leisure - 0.2%
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (f)(i)(k)		2,752,400	2,676,709
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (f)(i)(k)		2,104,080	2,002,264
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 6/10/22 (f)(i)(k)		2,865,000	2,682,041
Playtika Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 7% 12/10/24 (f)(i)(k)		3,421,875	3,435,083
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 2.8955% 8/14/24 (f)(i)(k)		1,710,000	1,649,090
			12,445,187
Internet & Direct Marketing Retail - 0.0%
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 10/19/27 (f)(i)(k)		925,000	917,646
Specialty Retail - 0.0%
Sally Holdings LLC Tranche B 2LN, term loan 4.5% 7/5/24 (f)(k)		405,002	402,470

TOTAL CONSUMER DISCRETIONARY			15,838,114

CONSUMER STAPLES - 0.0%
Personal Products - 0.0%
BellRing Brands, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 10/10/24 (f)(i)(k)		975,000	977,438
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Ascent Resources - Utica LLC/ARU Finance Corp. 2LN, term loan 3 month U.S. LIBOR + 9.000% 11/1/25 (i)(k)(m)		3,503,000	3,703,547
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (f)(i)(k)		3,450,000	3,056,114
Chesapeake Energy Corp. term loan 3 month U.S. LIBOR + 8.000% 9% 6/9/24 (f)(g)(i)(k)		1,900,000	1,342,673
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (f)(i)(k)		372,180	324,147
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 3/28/24 (f)(i)(k)		678,546	646,654
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 0% 3/1/24 (g)(i)(k)		2,475,000	15,469
Prairie ECI Acquiror LP 1LN, term loan 3 month U.S. LIBOR + 4.750% 3/11/26 (i)(k)(m)		765,000	714,426
Sanchez Energy Corp.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% 12/31/49 (c)(g)(i)(k)		864,602	0
term loan 3 month U.S. LIBOR + 0.000% 7.25% 12/31/49 (c)(f)(g)(i)(k)		373,000	0
Stonepeak Lonestar Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.7178% 10/19/26 (f)(i)(k)		946,194	939,296
			10,742,326
FINANCIALS - 0.3%
Diversified Financial Services - 0.1%
Alpine Finance Merger Sub LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/12/24 (f)(i)(k)		975,000	960,619
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.3955% 10/1/25 (f)(i)(k)		2,075,000	2,061,284
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 6/7/23 (f)(i)(k)		259,151	255,329
			3,277,232
Insurance - 0.2%
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 3.1455% 11/3/23 (f)(i)(k)		765,000	756,554
Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 3.1455% 8/4/22 (f)(i)(k)		1,710,000	1,701,450
3 month U.S. LIBOR + 6.500% 6.6455% 8/4/25 (f)(i)(k)		9,760,000	9,812,899
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.2147% 4/25/25 (f)(i)(k)		1,994,898	1,945,026
			14,215,929

TOTAL FINANCIALS			17,493,161

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Milano Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (f)(i)(k)		2,000,000	1,978,340
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8955% 11/16/25 (f)(i)(k)		1,950,000	1,919,541
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1455% 6/13/26 (f)(i)(k)		270,000	267,503
			4,165,384
Pharmaceuticals - 0.0%
Mallinckrodt International Finance S.A. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 9/24/24 (i)(k)(m)		496,144	463,413

TOTAL HEALTH CARE			4,628,797

INDUSTRIALS - 0.3%
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7204% 4/8/26 (f)(i)(k)		1,495,000	1,392,219
Airlines - 0.1%
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 7/2/27 (f)(i)(k)		1,220,000	1,256,051
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (f)(i)(k)		1,740,000	1,776,766
			3,032,817
Commercial Services & Supplies - 0.1%
ABG Intermediate Holdings 2 LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 9/29/24 (f)(i)(k)		365,000	359,722
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/21/24 (f)(i)(k)		1,441,575	1,381,029
Filtration Group Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/29/25 (f)(i)(k)		400,000	398,168
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1455% 3/29/25 (f)(i)(k)		375,000	367,031
GFL Environmental, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7016% 5/31/25 (f)(i)(k)		670,000	668,204
West Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.5678% 10/10/24 (f)(i)(k)		3,138,635	2,981,327
			6,155,481
Construction & Engineering - 0.0%
Landry's Finance Acquisition Co. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 12.000% 13% 10/4/23 (f)(i)(k)		439,137	491,834
3 month U.S. LIBOR + 12.000% 13% 10/4/23 (f)(i)(k)		35,863	40,525
			532,359
Machinery - 0.0%
Apex Tool Group, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 8/21/24 (i)(k)(m)		1,710,000	1,664,753
Welbilt, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5435% 10/23/25 (f)(i)(k)		150,000	141,095
			1,805,848
Professional Services - 0.1%
Dun & Bradstreet Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 2/8/26 (i)(k)(m)		2,747,494	2,728,179

TOTAL INDUSTRIALS			15,646,903

INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.0%
Radiate Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 9/10/26 (f)(i)(k)		1,000,000	995,630
Electronic Equipment & Components - 0.0%
Tiger Merger Sub Co. 1LN, term loan 3 month U.S. LIBOR + 3.500% 7/1/25 (i)(k)(m)		650,000	650,410
IT Services - 0.1%
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1455% 10/31/26 (f)(i)(k)		1,595,000	1,574,265
Rackspace Hosting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 11/3/23 (f)(i)(k)		495,000	491,520
RP Crown Parent, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 10/12/23 (i)(k)(m)		501,334	496,321
Tempo Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 10/31/26 (f)(i)(k)		2,735,000	2,686,563
Verscend Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 4.6477% 8/27/25 (f)(i)(k)		1,000,000	995,310
			6,243,979
Software - 0.4%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (f)(i)(k)		1,305,000	1,293,346
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 6/13/24 (f)(i)(k)		238,822	231,115
Ascend Learning LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 7/12/24 (f)(i)(k)		1,050,000	1,047,375
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.3955% 10/2/25 (f)(i)(k)		197,857	195,421
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 10/8/27 (i)(k)(m)		925,000	921,143
Informatica Corp. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 2/14/27 (i)(k)(m)		522,375	513,233
7.125% 2/14/25 (k)		475,000	481,978
McAfee LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8955% 9/29/24 (f)(i)(k)		4,997,455	4,983,113
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8955% 3/3/23 (f)(i)(k)		1,100,000	1,084,347
TIBCO Software, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 2/14/28 (i)(k)(m)		2,000,000	2,005,000
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.750% 7/3/26 (i)(k)(m)		2,892,732	2,827,645
Ultimate Software Group, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 5/3/26 (f)(i)(k)		5,455,000	5,461,219
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 5/3/27 (f)(i)(k)		3,355,000	3,409,519
			24,454,454

TOTAL INFORMATION TECHNOLOGY			32,344,473

MATERIALS - 0.1%
Chemicals - 0.1%
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.73% 7/1/26 (f)(i)(k)		1,345,335	1,323,473
PQ Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 2/7/27 (i)(k)(m)		1,471,313	1,468,090
Solenis International LP:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.000% 12/18/23 (i)(k)(m)		3,061,845	3,019,744
Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.500% 6/18/24 (i)(k)(m)		840,000	814,800
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1409% 10/1/25 (f)(i)(k)		992,245	972,152
			7,598,259
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Brookfield Retail Holdings VII Sub 3 LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 8/24/25 (i)(k)(m)		992,405	911,772
UTILITIES - 0.0%
Electric Utilities - 0.0%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 8/1/25 (f)(i)(k)		795,000	786,676
Heritage Power LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6/28/26 (i)(k)(m)		1,750,000	1,660,313
			2,446,989
TOTAL BANK LOAN OBLIGATIONS
(Cost $136,582,166)			134,939,340
		Shares	Value

Fixed-Income Funds - 53.3%
High Yield Fixed-Income Funds - 53.3%
Artisan High Income Fund Investor Shares		65,617,563	650,270,046
BlackRock High Yield Bond Portfolio Class K		101,211,471	778,316,118
Eaton Vance Income Fund of Boston Class A		46,636,796	257,435,114
Fidelity Capital & Income Fund (n)		42,563,348	449,043,317
MainStay High Yield Corporate Bond Fund Class A		106,430,859	590,691,269
Vanguard High-Yield Corporate Fund Admiral Shares		105,125,507	623,394,255
TOTAL HIGH YIELD FIXED-INCOME FUNDS
(Cost $3,189,022,631)			3,349,150,119
		Principal Amount	Value

Preferred Securities - 0.1%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
DCP Midstream Partners LP 7.375% (f)(o)		700,000	525,000
FINANCIALS - 0.1%
Banks - 0.1%
Banco Do Brasil SA 9% (Reg. S) (f)(o)		1,600,000	1,763,600
Itau Unibanco Holding SA 6.125% (d)(f)(o)		1,515,000	1,526,836
			3,290,436
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
General Electric Co. 5% (f)(o)		2,920,000	2,600,301
UTILITIES - 0.0%
Multi-Utilities - 0.0%
NiSource, Inc. 5.65% (f)(o)		795,000	814,875
TOTAL PREFERRED SECURITIES
(Cost $6,780,651)			7,230,612

U.S. Government and Government Agency Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.08% to 0.09% 12/3/20(p)
(Cost $2,799,987)		2,800,000	$2,799,993
		Shares	Value

Money Market Funds - 1.5%
Fidelity Cash Central Fund 0.09% (q)		26,255,547	26,260,798
State Street Institutional U.S. Government Money Market Fund Premier Class .02% (r)		69,219,696	69,219,696
TOTAL MONEY MARKET FUNDS
(Cost $95,480,350)			95,480,494
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $6,073,650,382)			6,306,609,534
NET OTHER ASSETS (LIABILITIES) - (0.4)%(s)			(26,125,275)
NET ASSETS - 100%			$6,280,484,259

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	129	March 2021	$17,824,172	$1,844	$1,844
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	24	March 2021	3,316,125	(1,710)	(1,710)
TOTAL FUTURES CONTRACTS					$134

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

The notional amount of futures sold as a percentage of Net Assets is 0.1%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
USD	241,408	GBP	185,068	JPMorgan Chase Bank, N.A.	1/22/21	$(5,493)
USD	280,076	EUR	235,550	Bank Of America NA	2/19/21	(1,515)
USD	1,836,559	EUR	1,548,681	JPMorgan Chase Bank, N.A.	2/19/21	(14,831)
USD	1,836,745	EUR	1,548,681	JPMorgan Chase Bank, N.A.	2/19/21	(14,645)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(36,484)
					Unrealized Appreciation	0
					Unrealized Depreciation	(36,484)

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(3)	Value	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
Royal Caribbean Cruises Ltd.		Dec. 2023	Citibank, N.A.	5%	Quarterly	$860,000	$(11,052)	$24,587	$13,535
Sell Protection
5-Year CDX N.A. HY Series 35	NR	Dec. 2025	ICE	5%	Quarterly	$12,000,000	447,174	0	447,174

TOTAL CREDIT DEFAULT SWAPS							$436,122	$24,587	$460,709

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Portfolio could be required to make if a credit event were to occur.

 (4) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations

EUR – European Monetary Unit

GBP – British pound

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $838,479 or 0.0% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,907,222,778 or 30.4% of net assets.

 (e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Non-income producing - Security is in default.

 (h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (i) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (j) Non-income producing

 (k) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (l) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $286,270 and $291,996, respectively.

 (m) The coupon rate will be determined upon settlement of the loan after period end.

 (n) Affiliated Fund

 (o) Security is perpetual in nature with no stated maturity date.

 (p) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $550,999.

 (q) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (r) The rate quoted is the annualized seven-day yield of the fund at period end.

 (s) Includes $320,000 of cash collateral to cover margin requirements for futures contracts.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Mesquite Energy, Inc. 15% 7/15/23	11/5/20	$533,000
Mesquite Energy, Inc. 15% 7/31/23	7/10/20 - 10/15/20	$305,479

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$46,102
Total	$46,102

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Capital & Income Fund	$147,684,574	$392,841,075	$114,005,045	$6,840,679	$566,512	$21,956,201	$449,043,317
Total	$147,684,574	$392,841,075	$114,005,045	$6,840,679	$566,512	$21,956,201	$449,043,317

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy.For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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